UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report  |  February 29, 2020
Performance Trust Strategic Bond
Fund (Symbols: PTIAX, PTAOX, PTCOX) and
Performance Trust Municipal Bond
Fund (Symbols: PTIMX, PTRMX)
© 2020 PT Asset Management, LLC. All Rights Reserved.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-877-738-9095.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-877-738-9095 to request that you continue to receive paper copies of your shareholder reports.

Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Performance Trust Funds you hold.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Institutional Class of Performance Trust Strategic Bond Fund (PTIAX)
Semi-Annual Management Discussion and Analysis:  9/1/2019 – 2/29/2020

For the six-month period ended February 29, 2020, the Institutional Class of Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of 3.23%, assuming all dividends were reinvested into the Fund. The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) returned 3.39% over the same time period, and the Morningstar Multisector US Bond category returned 2.04%.

Interest rates fluctuated up and down for most of the period before a steep drop in the last two weeks of February. This left 5-year Treasuries down 45 basis points (0.45%) and 10-year Treasuries down 35 basis points (0.35%) for the period. The drop in interest rates at the end of the period coincided with a sharp decline in the equity markets; the S&P 500 Index dropped by more than 12% during the last two weeks of February. This volatility was likely due to concerns over the uncertainty of how the rapidly growing coronavirus disease would impact the U.S. economy. These concerns led investors to seek safe haven assets causing Treasuries to rally. The overall shape of the Treasury yield curve did not change significantly with a slight inversion evident throughout the entire period. However, the curve became less inverted over the period with the 1-year Treasury falling by 28 basis points (0.28%) more than the 5-year as the market began to price in the possibility of a Federal Reserve (the “Fed”) interest rate cut sometime in the very near future. The graph below shows the Treasury yield curve at the beginning of the period (orange line) and the end (blue line).

Breaking down the performance within the Fund, our best performing asset classes were Corporate, Tax-Exempt, and Taxable Municipal Bonds, which all produced returns in excess of 4.5%. The outperformance of these three asset classes is largely due to the decline in interest rates over the period. The Fund’s municipal and corporate bonds have longer durations than the other asset classes in the portfolio and are therefore more sensitive to changes in interest rates.

The primary reason for the Fund’s slight underperformance of the Index was the performance of our structured credit sectors, including Non-Agency Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), Asset Backed Securities (ABS), and Collateralized Loan Obligations (CLOs). Our structured credit bonds tend to have shorter durations, or in some cases, floating rate coupons, which did not benefit as much from the decline in interest rates.  These sectors produced returns over the period that somewhat lagged the Index.

The Fund’s allocation to structured credit remained relatively flat over the period, decreasing by about 1.5%. The allocation to RMBS decreased the most compared to other structured credit products (by over 5%) due to both the natural amortization of the securities and relatively attractive opportunities in other sectors. Increased allocation to CLOs in the Fund came from attractive buying opportunities that appeared during a short-lived weakening in the asset class that occurred primarily during the fall of 2019. An increase in CMBS allocations resulted from healthy new issue supply

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

along with our favorable view on the product. We did not increase allocations to ABS during the period because of the dramatic reduction in short-term interest rates. Because ABS tend to price off the very front end of the yield curve, over this period the sector became less attractive compared to other asset classes. We continued the Fund’s shift away from Tax-Exempt Municipal Bonds into Taxable Municipal Bonds as the former continued to become more expensive relative to taxable alternatives. Heavy supply of Taxable Municipals at the end of 2019 also led to what we considered to be attractive entry levels.

	8/31/2019	2/29/2020
Non-Agency RMBS	25.26%	19.87%
CLOs	4.53%	6.59%
CMBS	23.96%	26.09%
ABS	5.87%	5.61%
Sub-total Structured Credit	59.62%	58.16%
Cash	2.84%	0.79%
Treasuries	4.07%	6.82%
Corporate Bonds	7.23%	7.49%
Taxable Municipal Bonds	20.50%	22.61%
Tax-Exempt Municipal Bonds	5.65%	4.10%
Other	0.07%	0.03%

Looking Forward
In the current market environment with a relatively flat Treasury yield curve and interest rates across most of the curve hovering around 1%, it is difficult to take efficient interest rate risk. As a result, we have maintained a fairly defensive posture as it relates to interest rates with increases to sectors such as Treasury Bills, CLOs, and interest-only CMBS. However, we do not attempt to predict interest rates and maintain a longer duration component to our portfolio. Within this part of the portfolio, which we consider “interest rate offense”, we are currently positioned primarily in Taxable Municipal, Tax-Exempt Municipal, AAA-rated CMBS, and Investment Grade Corporate Bonds.

Institutional Class of Performance Trust Municipal Bond Fund (PTIMX)
Semi-Annual Management Discussion and Analysis:  9/1/2019 – 2/29/2020

For the six-month period ended February 29, 2020, the Institutional Class of Performance Trust Municipal Bond (“PTIMX” or the “Fund”) returned 3.67%, assuming dividends were reinvested, outperforming the Bloomberg Barclays Municipal Bond Index’s return of 3.04%. Municipal 10-year rates fell by 28 basis points (0.28%) over the period, while longer maturities fell by as much as 32 basis points (0.32%), leading to a flatter municipal bond yield curve. PTIMX’s higher sensitivity to interest rates bolstered its relative performance. Further, the majority of PTIMX’s positions have maturities greater than 10 years, allowing the Fund to benefit from a flattening yield curve. PTIMX performance was somewhat constrained by its allocation to shorter bonds, which decreased interest rate sensitivity in a falling rate environment, and its limited allocation to high yield bonds, which continued to perform well for the period.

Technical factors in the municipal market over the months of January and February helped keep the ratio of municipal yields to Treasury yields in the 70% to 80% range, near record low levels.  Municipal bond supply and demand was distorted over the period by $120 billion of inflows over a 61-week period, which was driving up demand, while issuers turned to taxable markets to advance refund their tax exempt bonds, limiting the availability of tax exempt supply.  Further, municipal rates fell in sympathy with Treasury rates, which were driven down by 3 “insurance” cuts by the Federal Reserve to keep the economy on track and by the rapid spread of a virus that originated in China, known as COVID-19.  While some geopolitical risks were ameliorated by the cease fire in the tariff war with China (phase one deal) and a decisive vote in favor of the Brexit campaign (although individual trade deals still need to be negotiated), the net effect over the last six months was a flight-to-quality primarily related to COVID-19.

Fund flows into PTIMX have been strong, with assets growing by 30% in the six months ended February 29, 2020.  New cash has been used to: 1) increase the size of existing positions in order to manage our research burden; 2) hold higher levels of cash to decrease our interest rate exposure as interest rates fall (as opposed to selling securities, which would increase the Fund’s realized capital gains tax burden); and 3) continue buying higher quality bonds in the most attractive portion of the yield curve.  Spreads continued to remain at historically low levels for the period.  We do not believe that these spreads compensate investors to take incremental credit risk.  As a result, nearly three-quarters of PTIMX was in cash or AA credit (or higher) as of February 29, 2020.  Additionally, less than 10% of below investment grade and non-rated securities were concentrated in shorter duration securities, which could soften the impact of a credit event.  While municipal market technical factors have been supportive as of late, we are quickly approaching tax season, which historically has brought a reversal of technicals in the form of selling municipal securities to meet tax liabilities and higher new issue supply.  Therefore, we intend to continue our conservative positioning, absent widening credit spreads.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

Risk Management for the Funds
The Portfolio Management team employs Shape Management® as a key component of our investment process. Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds. Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a municipal bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level. Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments. Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state. Liquidity is managed through a line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors. Management regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the various markets in which we participate.

For the RMBS allocation, Management regularly stresses the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises. We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. The views in this report were those of the Funds’ Managers as of February 29, 2020 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 29, 2020 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic Bond Fund – Institutional Class	10.15%	6.22%	5.45%	6.61%
Bloomberg Barclays U.S. Aggregate Bond Index	11.68%	5.01%	3.58%	3.53%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for Institutional Class shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Institutional Class shares is 0.81% per the prospectus dated December 29, 2019.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTAOX)

Performance Trust Strategic Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 29, 2020 (Unaudited)

		ANNUALIZED
	ONE	SINCE INCEPTION
	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class A (with sales charge)	7.47%	7.31%
Performance Trust Strategic Bond Fund – Class A (without sales charge)	9.93%	9.44%
Bloomberg Barclays U.S. Aggregate Bond Index	11.68%	10.86%

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class A shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class A shares is 1.06% per the prospectus dated December 29, 2019.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTCOX)

Performance Trust Strategic Bond Fund – Class C (Unaudited)
Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 29, 2020 (Unaudited)

		ANNUALIZED
	ONE	SINCE INCEPTION
	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class C	9.07%	8.61%
Bloomberg Barclays U.S. Aggregate Bond Index	11.68%	10.86%

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class C shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class C shares is 1.81% per the prospectus dated December 29, 2019.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX, PTAOX, PTCOX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 29, 2020

7.68%
CORPORATE BONDS
6.53%
COLLATERALIZED LOAN OBLIGATIONS
5.56%
ASSET BACKED SECURITIES
5.41%
US GOVERNMENT NOTES/BONDS
AGENCY COMMERCIAL
5.36%
MORTGAGE BACKED SECURITIES
1.71%
SHORT-TERM INVESTMENTS
1.34%
US GOVERNMENT TREASURY BILLS
0.17%
CLOSED-END MUTUAL FUNDS
26.07%
MUNICIPAL BONDS
19.68%
NON - AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
20.49%
NON - AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Barclays Municipal Bond Index

Average Annual Returns—For the Periods Ended February 29, 2020 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund – Institutional Class	11.46%	6.39%	4.84%	6.23%
Bloomberg Barclays Municipal Bond Index	9.46%	5.32%	4.01%	4.59%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective at least through December 29, 2020. Net Expense Ratio (Institutional Class): 0.55%.  Gross Expense Ratio (Institutional Class): 0.57%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg Barclays Municipal Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 29, 2020 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Class A
(with sales charge)	8.71%	5.32%	4.12%	4.22%
Performance Trust Municipal Bond Fund – Class A
(without sales charge)	11.19%	6.12%	4.59%	4.54%
Bloomberg Barclays Municipal Bond Index	9.46%	5.32%	4.01%	3.73%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Class A shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective at least through December 29, 2020. Net Expense Ratio (Class A): 0.80%.  Gross Expense Ratio (Class A): 0.82%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 29, 2020

*	For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $3,574,351,935
and $399,894,742, respectively)	$3,712,541,019	$429,204,713
Dividend and interest receivable	24,115,881	3,824,042
Receivable for investments sold	3,313,921	3,412,050
Receivable for Fund shares sold	28,370,252	2,532,449
Other assets	107,081	26,891
Total Assets	3,768,448,154	439,000,145

Liabilities
Payable for investments purchased	37,663,007	7,835,583
Payable for Fund shares redeemed	9,808,674	813,160
Payable to Adviser	1,245,814	96,479
Payable to affiliates	428,644	65,147
Payable for distribution fees	13,910	4,994
Payable for shareholder servicing fees	6,272	—
Accrued expenses and other liabilities	415,099	16,337
Total Liabilities	49,581,420	8,831,700

Net Assets	$3,718,866,734	$430,168,445

Net Assets Consist Of:
Paid-in capital	$3,585,749,105	$399,499,886
Total distributable earnings	133,117,629	30,668,559
Net Assets	$3,718,866,734	$430,168,445

Strategic Bond Fund and Municipal Bond Fund Shares –
Institutional Class
Net assets	$3,683,705,534	$404,389,405
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	156,685,345	15,542,940
Net asset value, redemption and offering price per share	$23.51	$26.02

Strategic Bond Fund and Municipal Bond Fund Shares – Class A
Net assets	$15,195,953	$25,779,040
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	646,269	990,054
Net asset value, redemption and offering price per share	$23.51	$26.04
Maximum offering price per share
(Net asset value per share divided by 0.9775)(1)	$24.05	$26.64

Strategic Bond Fund Shares – Class C
Net assets	$19,965,247	$—
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	851,539	—
Net asset value, redemption and offering price per share	$23.45	$—

(1)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES – 5.55%

American Credit Acceptance
Receivables Trust
2018-4, 3.380%, 12/13/2021 (a)	$67,233	$67,271
2019-2, 2.850%, 07/12/2022 (a)	1,804,510	1,808,620
2019-3, 2.440%, 12/12/2022 (a)	1,827,322	1,833,404
2020-1, 1.890%, 04/13/2023 (a)	3,500,000	3,512,072

Americredit Automobile
Receivables Trust
2019-2, 2.430%, 09/19/2022	16,480,807	16,544,617

Carmax Auto Owner Trust
2019-2, 2.690%, 07/15/2022	4,095,967	4,127,257
2019-1, 3.020%, 07/15/2022	4,336,940	4,359,874

CPS Auto Receivables Trust
2019-C, 2.550%, 09/15/2022 (a)	3,064,783	3,078,976

Drive Auto Receivables Trust
2019-4, 2.320%, 06/15/2022	4,248,366	4,256,041
2019-3, 2.038% (1 Month LIBOR USD + 0.380%),

09/15/2022 (b)	4,059,341	4,061,664

Exeter Automobile
Receivables Trust
2016-1A, 5.520%, 10/15/2021 (a)	100,675	100,849
2019-3A, 2.590%, 09/15/2022 (a)	5,332,380	5,349,845
2019-4A, 2.180%, 01/17/2023 (a)	5,211,077	5,232,148
2018-1A, 3.030%, 01/17/2023 (a)	1,506,000	1,516,040
2020-1A, 2.050%, 06/15/2023 (a)	5,843,752	5,861,818

Fifth Third Auto Trust
2019-1, 2.660%, 05/16/2022	3,758,452	3,781,608

First Investors Auto Owner Trust
2019-2A, 2.210%, 09/16/2024 (a)	3,226,425	3,251,064

Flagship Credit Auto Trust
2017-1, 2.830%, 03/15/2023 (a)	176,930	177,040

Ford Credit Auto Owner Trust
2019-A, 2.780%, 02/15/2022	8,366,748	8,404,867
2016-C, 1.930%, 04/15/2023	2,700,000	2,703,792

GLS Auto Receivables Issuer Trust
2019-3A, 2.580%, 07/17/2023 (a)	7,302,796	7,364,886
2019-4A, 2.470%, 11/15/2023 (a)	8,116,553	8,179,350
2020-1A, 2.170%, 02/15/2024 (a)	10,000,000	10,036,990

GM Financial Consumer
Automobile Receivables Trust
2019-2, 2.660%, 06/16/2022	8,062,338	8,096,796

Hyundai Auto Receivables Trust
2016-A, 1.730%, 05/16/2022	114,397	114,404

Navient Student Loan Trust
2019-2A, 2.627% (1 Month LIBOR USD + 1.000%),

02/27/2068 (a)(b)	6,930,000	6,990,680

Nelnet Student Loan Trust
2006-1, 2.133% (3 Month LIBOR USD + 0.450%),

08/23/2036 (a)(b)	10,000,000	9,891,361

Santander Drive Auto
Receivables Trust
2019-3, 2.280%, 02/15/2022	6,957,916	6,968,670
2019-2, 2.630%, 07/15/2022	5,088,843	5,106,673
2017-2, 2.790%, 08/15/2022	686,538	688,212
2016-3, 4.290%, 02/15/2024	10,000,000	10,227,372

SoFi Consumer Loan
Program Trust
2019-3, 2.900%, 05/25/2028 (a)	2,588,435	2,616,135
2020-1, 2.020%, 01/25/2029 (a)	3,000,000	3,022,041

Westlake Automobile
Receivables Trust
2019-3A, 2.150%, 02/15/2023 (a)	10,000,000	10,087,989
2018-2A, 3.200%, 01/16/2024 (a)	8,205,000	8,231,163
2018-2A, 3.500%, 01/16/2024 (a)	1,225,000	1,240,113

World Omni Auto
Receivables Trust
2019-B, 2.630%, 06/15/2022	6,374,697	6,406,448
2017-A, 1.930%, 09/15/2022	8,130,346	8,140,833
2019-A, 2.060%, 08/15/2023	10,000,000	10,064,446

World Omni Automobile Lease
Securitization Trust
2019-A, 2.890%, 11/15/2021	2,744,437	2,762,116

TOTAL ASSET BACKED
SECURITIES
(Cost $205,290,028)		206,265,545

COLLATERALIZED LOAN
OBLIGATIONS – 6.52%

ALM Ltd.
2020-8A, 0.000% (3 Month LIBOR USD + 0.450%),

04/15/2033 (a)(b)(c)(e)(i)	2,000,000	2,000,000

AMMC CLO 22 Ltd.
2018-22A, 3.244% (3 Month LIBOR USD + 1.450%),

04/25/2031 (a)(b)(c)	9,750,000	9,556,950

Apidos CLO XV
2013-15A, 3.669% (3 Month LIBOR USD + 1.850%),

04/20/2031 (a)(b)(c)	5,000,000	4,860,500

Apidos CLO XX
2015-20A, 3.393% (3 Month LIBOR USD + 1.550%),

07/16/2031 (a)(b)(c)	10,000,000	9,881,000

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Apidos CLO XXIII
2015-23A, 0.000% (3 Month LIBOR USD + 1.600%),

01/15/2033 (a)(b)(c)	$6,500,000	$6,500,000

Apidos CLO XXIX
2018-29A, 3.344% (3 Month LIBOR USD + 1.550%),

07/25/2030 (a)(b)(c)	3,000,000	2,964,000
2018-29A, 3.694% (3 Month LIBOR USD + 1.900%),

07/25/2030 (a)(b)(c)	7,600,000	7,406,960
2018-29A, 4.544% (3 Month LIBOR USD + 2.750%),

07/25/2030 (a)(b)(c)	6,250,000	6,027,500

Apidos CLO XXX
XXXA, 3.819% (3 Month LIBOR USD + 2.000%),

10/18/2031 (a)(b)(c)	2,000,000	1,961,000

Ares XLVI CLO Ltd.
2017-46A, 3.570%, 01/15/2030 (a)(c)
	3,600,000	3,601,080

Ares XLVIII CLO Ltd.
2018-48A, 3.119% (3 Month LIBOR USD + 1.300%),

07/20/2030 (a)(b)(c)	7,000,000	6,885,900

Ares XXVII CLO Ltd.
2013-2A, 4.195% (3 Month LIBOR USD + 2.400%),

07/28/2029 (a)(b)(c)	1,750,000	1,751,925

Ares XXXIR CLO Ltd.
2014-31RA, 2.983% (3 Month LIBOR USD + 1.300%),

05/24/2030 (a)(b)(c)	5,000,000	4,918,000

Bean Creek CLO Ltd.
2015-1A, 2.839% (3 Month LIBOR USD + 1.020%),

04/20/2031 (a)(b)(c)	5,500,000	5,457,100
2015-1A, 3.269% (3 Month LIBOR USD + 1.450%),

04/20/2031 (a)(b)(c)	3,200,000	3,134,080

BlueMountain CLO Ltd.
2015-1A, 5.598% (3 Month LIBOR USD + 3.750%),

04/13/2027 (a)(b)(c)	2,000,000	2,007,000
2018-1A, 3.470% (3 Month LIBOR USD + 1.700%),

07/30/2030 (a)(b)(c)	6,996,770	6,954,090
2014-2A, 3.569% (3 Month LIBOR USD + 1.750%),

10/20/2030 (a)(b)(c)	5,000,000	4,984,500
2013-2A, 3.402% (3 Month LIBOR USD + 1.600%),

10/22/2030 (a)(b)(c)	2,750,000	2,734,600
2018-2A, 3.392% (3 Month LIBOR USD + 1.700%),

08/15/2031 (a)(b)(c)	5,500,000	5,467,000

BlueMountain Fuji US CLO III Ltd.
2017-3A, 3.206% (3 Month LIBOR USD + 1.375%),

01/15/2030 (a)(b)(c)	6,800,000	6,638,160

Chenango Park CLO Ltd.
2018-1A, 3.381% (3 Month LIBOR USD + 1.550%),

04/15/2030 (a)(b)(c)	7,000,000	6,918,800
2018-1A, 3.681% (3 Month LIBOR USD + 1.850%),

04/15/2030 (a)(b)(c)	5,500,000	5,348,750

CIFC Funding Ltd.
2017-3A, 3.619% (3 Month LIBOR USD + 1.800%),

07/20/2030 (a)(b)(c)	2,100,000	2,100,210
2013-3RA, 2.781% (3 Month LIBOR USD + 0.980%),

04/24/2031 (a)(b)(c)	2,000,000	1,980,600

Goldentree Loan Management
US CLO 3 Ltd.
2018-3A, 3.369% (3 Month LIBOR USD + 1.550%),

04/20/2030 (a)(b)(c)	5,250,000	5,190,150
2018-3A, 4.430%, 04/20/2030 (a)(c)
	2,500,000	2,503,000

Goldentree Loan
Opportunities X Ltd.
2015-10A, 3.269% (3 Month LIBOR USD + 1.450%),

07/20/2031 (a)(b)(c)	3,250,000	3,224,325

Goldentree Loan
Opportunities XII Ltd.
2016-12A, 4.375%, 07/21/2030 (a)(c)
	3,750,000	3,763,125

Golub Capital Part CLO Ltd.
2020-47A, 0.000%, 05/05/2032 (c)(e)
	15,000,000	15,000,000

Grippen Park CLO Ltd.
2017-1A, 3.469% (3 Month LIBOR USD + 1.650%),

01/20/2030 (a)(b)(c)	3,000,000	3,000,000

LCM 26 Ltd.
26A, 2.889% (3 Month LIBOR USD + 1.070%),

01/20/2031 (a)(b)(c)	11,163,000	11,141,232

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

LCM 26 Ltd. (Cont.)
26A, 3.219% (3 Month LIBOR USD + 1.400%),

01/20/2031 (a)(b)(c)	$7,900,000	$7,745,950

LCM Loan Income Fund I
Income Note Issuer Ltd.
27A, 3.793% (3 Month LIBOR USD + 1.950%),

07/16/2031 (a)(b)(c)	2,700,000	2,660,580

LCM XIV LP
14A, 3.399% (3 Month LIBOR USD + 1.580%),

07/20/2031 (a)(b)(c)	10,000,000	9,899,000
14A, 3.669% (3 Month LIBOR USD + 1.850%),

07/20/2031 (a)(b)(c)	6,000,000	5,830,200

LCM XV LP
15A, 5.519% (3 Month LIBOR USD + 3.700%),

07/20/2030 (a)(b)(c)	3,000,000	3,001,800

LCM XVI LP
16A, 3.581% (3 Month LIBOR USD + 1.750%),

10/15/2031 (a)(b)(c)	4,000,000	4,000,000
16A, 3.981% (3 Month LIBOR USD + 2.150%),

10/15/2031 (a)(b)(c)	5,100,000	5,050,020

LCM XXIV Ltd.
24A, 4.069% (3 Month LIBOR USD + 2.250%),

03/20/2030 (a)(b)(c)	2,750,000	2,725,250

Long Point Park CLO Ltd.
2017-1A, 3.211% (3 Month LIBOR USD + 1.375%),

01/17/2030 (a)(b)(c)	11,750,000	11,503,250
2017-1A, 4.236% (3 Month LIBOR USD + 2.400%),

01/17/2030 (a)(b)(c)	4,000,000	3,780,400

Magnetite VIII Ltd.
2014-8A, 4.731% (3 Month LIBOR USD + 2.900%),

04/15/2031 (a)(b)(c)	2,400,000	2,351,760

Mountain View Clo XV Ltd.
2019-2A, 3.701% (3 Month LIBOR USD + 1.900%),

01/15/2033 (a)(b)(c)	3,000,000	3,000,000

Octagon Investment
Partners 26 Ltd.
2016-1A, 3.631% (3 Month LIBOR USD + 1.800%),

07/15/2030 (a)(b)(c)	6,220,000	6,045,840

OZLM XXIV Ltd.
2019-24A, 2.869% (3 Month LIBOR USD + 1.050%),

07/20/2032 (a)(b)(c)	4,000,000	4,000,000

Webster Park CLO Ltd.
2015-1A, 3.619% (3 Month LIBOR USD + 1.800%),

07/20/2030 (a)(b)(c)	1,300,000	1,258,790
2015-1A, 4.719% (3 Month LIBOR USD + 2.900%),

07/20/2030 (a)(b)(c)	3,800,000	3,701,200

TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $241,466,852)		242,415,577

CORPORATE BONDS – 7.67%

Administrative and
Support Services – 0.03%

Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,083,220

Ambulatory Health
Care Services – 0.27%

Toledo Hospital
6.015%, 11/15/2048	6,980,000	9,878,472

Beverage and Tobacco
Product Manufacturing – 0.20%

Keurig Dr. Pepper, Inc.
7.450%, 05/01/2038	5,000,000	7,540,060

Broadcasting
(except Internet) – 0.32%

Walt Disney Co.
6.200%, 12/15/2034	8,170,000	12,070,479

Chemical Manufacturing – 0.11%

Bristol-Myers Squibb Co.
6.125%, 05/01/2038	1,000,000	1,418,529

Wyeth LLC
5.950%, 04/01/2037	1,808,000	2,654,154

Computer and Electronic
Product Manufacturing – 0.29%

Cisco Systems, Inc.
5.500%, 01/15/2040	7,517,000	10,950,471

Couriers and Messengers – 0.11%

United Parcel Service
of America, Inc.
8.375%, 04/01/2030	2,731,000	4,018,601

Credit Intermediation
and Related Activities – 2.50%

Allegiance Bancshares, Inc.
4.700% to 10/01/2024 then
3 Month LIBOR USD + 3.130%,
10/01/2029 (b)	2,500,000	2,608,526

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ameris Bancorp
4.250% to 12/15/2024 then
SOFR + 2.940%, 12/15/2029	$7,000,000	$7,266,936

Bank of New York Mellon Corp.
3.442% to 02/07/2027 then
3 Month LIBOR USD + 1.069%,
02/07/2028 (b)	7,000,000	7,696,622

Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then
3 Month LIBOR USD + 2.255%,
06/01/2028 (b)(c)	3,000,000	3,138,108

BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,000,000	3,141,036

Cadence BanCorp.
4.750% to 06/30/2024 then
3 Month LIBOR USD + 3.030%,
06/30/2029 (b)	3,000,000	3,116,707

First Citizens Bancshares Inc.
3.375%, 03/15/2030	7,500,000	7,500,000

First Commonwealth Bank
4.875% to 06/21/2023 then
3 Month LIBOR USD + 1.845%,
06/01/2028 (b)	1,000,000	1,041,523

Heritage Commerce Corp.
5.250% to 06/01/2022 then
(3 Month LIBOR USD + 3.365%),
06/01/2027 (b)	3,935,000	4,062,411

JP Morgan Chase & Co.
4.452% to 12/05/2028 then
3 Month LIBOR USD + 1.330%,
12/05/2029 (b)	5,000,000	5,837,449

MB Financial Bank, NA
4.000% to 12/01/2022 then
3 Month LIBOR USD + 1.873%,
12/01/2027 (b)	3,000,000	3,123,551

Midland States Bancorp, Inc.
5.000% to 9/30/2024 then
SOFR + 3.610%, 09/30/2029	3,500,000	3,644,704

Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then
3 Month LIBOR USD + 2.500%,
05/15/2029 (b)	4,000,000	4,188,345

Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then
3 Month LIBOR USD + 2.775%,
09/15/2029 (b)	6,000,000	6,303,265

Preferred Bank
6.000% to 06/15/2021 then
3 Month LIBOR USD + 4.673%,
06/15/2026 (b)	2,500,000	2,571,361

Revere Bank
5.625% to 09/30/2021 then
3 Month LIBOR USD + 4.409%,
09/30/2026 (b)	3,700,000	3,820,390

Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then
3 Month LIBOR USD + 2.620%,
11/15/2029 (b)	4,000,000	4,187,170

Signature Bank
4.125% to 11/01/2024 then
3 Month LIBOR USD + 2.559%,
11/01/2029 (b)	5,000,000	5,186,854

Sterling Bancorp.
3.500%, 06/08/2020	2,250,000	2,255,667
4.000% (SOFR + 2.530%),
12/30/2029 (b)	5,000,000	5,108,539

Towne Bank
4.500% to 07/30/2022 then
3 Month LIBOR USD + 2.550%,
07/30/2027 (b)	4,000,000	4,126,176

Triumph Bancorp, Inc.
4.875% to 11/27/2024 then
3 Month LIBOR USD + 3.330%,
11/27/2029 (b)	3,000,000	3,148,004

Educational Services – 0.44%

Liberty University, Inc.
3.338%, 03/01/2034	15,000,000	16,325,953

Hospitals – 1.51%

Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,150,602

Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	675,052

CHRISTUS Health
4.341%, 07/01/2028	8,375,000	9,793,785

CommonSpirit Health
3.347%, 10/01/2029	2,235,000	2,376,060
3.817%, 10/01/2049	2,150,000	2,317,277

Cottage Health Obligated Group
3.304%, 11/01/2049	3,250,000	3,523,923

Memorial Health Services
3.496%, 05/01/2022	575,000	593,594
3.447%, 11/01/2049	9,820,000	11,114,043

Providence St. Joseph Health
Obligated Group
2.532%, 10/01/2029	5,000,000	5,179,184

SSM Health Care Corp.
3.823%, 06/01/2027	6,225,000	6,915,189

Sutter Health
3.695%, 08/15/2028	11,000,000	12,360,603

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Management of Companies
and Enterprises – 0.18%

Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then
3 Month LIBOR USD + 2.050%,
12/15/2027 (b)	$3,500,000	$3,589,418

First National of Nebraska, Inc.
4.375% to 04/01/2023 then
3 Month LIBOR USD + 1.600%,
04/01/2028 (a)(b)	3,000,000	3,097,549

Merchant Wholesalers,
Durable Goods – 0.15%

Honeywell International, Inc.
5.700%, 03/15/2036	1,635,000	2,376,586
5.700%, 03/15/2037	2,075,000	3,060,860

Nursing and Residential
Care Facilities – 0.18%

HumanGood California
Obligated Group
3.000%, 10/01/2028	6,500,000	6,734,185

Publishing Industries
(except Internet) – 0.09%

Oracle Corp.
3.850%, 07/15/2036	2,825,000	3,276,123

Real Estate – 0.53%

Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	4,133,695
4.500%, 03/15/2027 (a)	5,000,000	5,000,000

Enterprise Community
Loan Fund, Inc.
3.685%, 11/01/2023	5,000,000	5,274,671
4.152%, 11/01/2028	5,000,000	5,504,311

Religious, Grantmaking, Civic,
Professional, and Similar
Organizations – 0.11%

Penn State Health
3.806%, 11/01/2049	3,500,000	4,074,968

Rental and Leasing
Services – 0.24%

ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	5,963,000	9,003,155

Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities – 0.21%

Charles Schwab Corp.
3.250%, 05/22/2029	7,000,000	7,715,738

Utilities – 0.20%

Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,000,000	7,338,687

TOTAL CORPORATE BONDS
(Cost $266,513,912)		285,192,541

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 19.65%

ACE Securities Corp. Home Equity
Loan Trust
2006-ASP4, 1.787%
(1 Month LIBOR USD + 0.160%),
08/25/2036 (b)	662,573	662,988

Adjustable Rate Mortgage Trust
2005-3, 3.948%, 07/25/2035 (d)	712,252	689,951
2006-2, 4.524%, 05/25/2036 (d)	1,497,370	1,492,811

Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2021	127,195	126,588
2006-J3, 5.750%, 05/25/2026	611,823	556,893
2004-27CB, 6.000%, 12/25/2034	348,821	352,063
2004-28CB, 6.000%, 01/25/2035	590,579	610,985
2005-6CB, 5.750%, 04/25/2035	3,271,672	3,339,874
2005-6CB, 7.500%, 04/25/2035	383,636	397,871
2005-9CB, 2.127%
(1 Month LIBOR USD + 0.500%),
05/25/2035 (b)	3,756,716	3,473,322
2005-21CB, 5.250%, 06/25/2035	4,573,758	4,480,156
2005-21CB, 6.000%, 06/25/2035	2,760,169	2,795,589
2005-20CB, 5.500%, 07/25/2035	1,992,458	1,937,263
2005-43, 4.494%, 09/25/2035 (d)	349,321	336,108
2005-63, 3.676%, 11/25/2035 (d)	1,390,755	1,354,093
2005-54CB, 5.500%, 11/25/2035	927,905	801,014
2005-J13, 5.500%, 11/25/2035	531,206	487,177
2005-65CB, 0.000%,
12/25/2035 (e)	1,194,939	754,486
2005-65CB, 5.500%, 01/25/2036	180,804	167,585
2005-75CB, 5.500%, 01/25/2036	2,317,577	2,159,777
2005-73CB, 5.750%, 01/25/2036	517,358	413,002
2005-86CB, 5.500%, 02/25/2036	1,435,030	1,284,681
2005-86CB, 5.500%, 02/25/2036	199,306	177,879
2006-6CB, 5.500%, 05/25/2036	166,660	166,416
2006-12CB, 5.750%
(1 Month LIBOR USD + 5.750%),
05/25/2036 (b)	743,072	593,958
2006-16CB, 6.000%, 06/25/2036	517,576	441,938
2006-19CB, 2.027%
(1 Month LIBOR USD + 0.400%),
08/25/2036 (b)	986,481	632,012
2006-24CB, 5.750%, 08/25/2036	368,009	323,551
2006-19CB, 6.000%
(1 Month LIBOR USD + 1.000%),
08/25/2036 (b)	1,482,883	1,316,101

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Alternative Loan Trust (Cont.)
2006-19CB, 6.000%, 08/25/2036
	$206,435	$182,666
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%),

08/25/2036 (b)	3,761,381	3,340,681
2006-23CB, 6.000%, 08/25/2036	1,132,872	1,169,164
2006-26CB, 6.250%, 09/25/2036	6,815,236	5,370,631
2006-32CB, 5.500%, 11/25/2036	241,720	199,167
2006-31CB, 6.000%, 11/25/2036	143,346	123,350
2006-32CB, 6.000%, 11/25/2036	3,684,128	3,177,243
2006-32CB, 6.000%, 11/25/2036	1,225,476	1,056,867
2006-32CB, 6.000%, 11/25/2036	3,738,611	3,224,230
2006-39CB, 6.000%, 01/25/2037	4,008,130	4,157,647
2006-41CB, 6.000%, 01/25/2037	736,588	631,209
2006-43CB, 6.000%, 02/25/2037	4,409,731	3,675,813
2007-4CB, 5.750%, 04/25/2037	2,078,059	2,096,752
2007-8CB, 6.000%, 05/25/2037	1,006,700	863,735
2008-2R, 6.000%, 08/25/2037 (d)	9,291,186	7,589,913

American Home Mortgage
Investment Trust
2006-2, 6.750%, 06/25/2036 (f)	2,858,721	963,153

Banc of America Alternative
Loan Trust
2005-5, 5.500%, 06/25/2035	224,157	227,836
2005-5, 6.000%, 06/25/2035	962,847	981,438
2005-11, 5.750%, 12/25/2035	1,218,759	1,155,674
2005-11, 5.750%, 12/25/2035	225,799	214,112
2005-12, 5.750%, 01/25/2036	511,923	527,321
2006-1, 6.500%, 02/25/2036	2,765,123	2,803,327
2006-3, 6.000%, 04/25/2036	4,396,437	4,480,234
2006-3, 6.000%, 04/25/2036	139,356	139,915
2006-9, 2.027% (1 Month LIBOR USD + 0.400%),

01/25/2037 (b)	1,515,588	1,233,221
2006-9, 6.000%, 01/25/2037	331,433	334,497
2006-4, 6.500%, 05/25/2046	1,513,516	1,583,121
2006-4, 6.500%, 05/25/2046	1,501,207	1,559,243
2006-5, 6.000%, 06/25/2046	486,304	490,381
2006-6, 6.000%, 07/25/2046	1,827,445	1,854,419
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	338,890	355,093
2004-1, 6.000%, 02/25/2034	1,105,870	1,232,779
2004-1, 6.000%, 03/25/2034	6,511,683	7,330,994
2004-B, 3.624%, 11/20/2034 (d)	1,739,260	1,785,583
2007-4, 5.500%, 11/25/2034	777,253	789,425
2005-3, 5.500%, 06/25/2035	173,510	188,302
2014-R3, 4.137%, 06/26/2035 (a)(d)
	1,615,478	1,621,293
2014-R3, 4.717%, 06/26/2035 (a)(d)
	3,424,684	3,473,065
2005-4, 5.500%, 08/25/2035	64,758	69,785
2005-5, 5.500%, 09/25/2035	431,741	460,359
2005-5, 5.500%, 09/25/2035	3,557,644	3,993,443
2005-7, 5.500%, 11/25/2035	6,547,646	6,747,708
2005-7, 5.750%, 11/25/2035	46,337	49,145
2005-7, 6.000%, 11/25/2035	230,492	240,974
2005-8, 5.750%, 01/25/2036	6,054,868	6,073,355
2006-B, 3.616%, 03/20/2036 (d)	1,274,375	1,217,252
2006-5, 5.750%, 09/25/2036	748,245	786,114
2006-7, 6.000%, 09/25/2036	1,061,214	1,064,201
2006-1, 3.920%, 12/20/2036 (d)	6,245,149	6,533,685
2006-1, 3.920%, 12/20/2036 (d)	1,086,314	1,115,043
2006-1, 4.074%, 12/20/2036 (d)	1,257,502	1,285,201
2007-1, 6.189%, 01/25/2037 (f)	1,179,794	1,211,226
2007-2, 0.050% (1 Month LIBOR USD + 0.060%),

03/25/2037 (b)	741,845	601,939
2007-3, 2.057% (1 Month LIBOR USD + 0.430%),

04/25/2037 (b)	1,482,856	1,372,269
2007-6, 1.907% (1 Month LIBOR USD + 0.280%),

07/25/2037 (b)	7,597,396	7,310,659
2007-5, 5.500%, 07/25/2037	2,385,062	2,336,095
2006-J, 4.184%, 01/20/2047 (d)	239,633	234,567

Banc of America Mortgage Trust
2005-A, 3.682%, 02/25/2035 (d)	3,100,510	3,160,420
2005-F, 4.388%, 07/25/2035 (d)	1,929,071	1,929,313
2007-1, 6.000%, 03/25/2037	3,253,678	3,282,656
2006-B, 3.829%, 10/20/2046 (d)	1,296,584	1,264,069

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (g)	405,355	352,834

Bear Stearns ALT-A Trust
2006-6, 3.950%, 11/25/2036 (d)	627,335	569,239

Bear Stearns ARM Trust
2004-12, 3.357%, 02/25/2035 (d)	153,123	149,558

Bear Stearns Asset Backed
Securities I Trust
2005-AC5, 2.627% (1 Month LIBOR USD + 1.000%),

08/25/2035 (b)	769,127	627,915
2006-AC4, 1.877% (1 Month LIBOR USD + 0.250%),

07/25/2036 (b)	5,645,221	5,006,400
2006-AC4, 26.534% (1 Month LIBOR USD + 33.583%),

07/25/2036 (b)(g)(i)	1,303,116	1,902,430

Chase Funding Trust
2004-1, 2.377% (1 Month LIBOR USD + 0.750%),

09/25/2033 (b)	1,010,074	1,002,973

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Chase Mortgage Finance Trust
2005-S3, 5.500%, 11/25/2035	$10,088,891	$9,859,556
2005-A1, 3.794%, 12/25/2035 (d)	1,440,206	1,443,887
2005-A1, 3.794%, 12/25/2035 (d)	1,409,287	1,412,888
2006-S3, 6.000%, 11/25/2036	8,481,504	6,358,752
2006-S4, 6.000%, 12/25/2036	1,058,626	799,589
2006-S4, 6.000%, 12/25/2036	1,008,281	761,562
2007-S1, 6.000%, 02/25/2037	5,348,740	3,729,959
2007-S3, 5.750%, 05/25/2037	885,955	662,347
2007-S3, 6.000%, 05/25/2037	2,008,143	1,540,813

Chaseflex Trust
2005-1, 5.500%, 02/25/2035	583,031	558,306
2006-2, 4.575%, 09/25/2036 (d)	4,017,434	4,135,875

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	38,666	35,826
2003-42, 3.862%, 10/25/2033 (d)	1,858,266	1,892,726
2003-44, 5.000%, 10/25/2033	541,000	549,497
2004-4, 5.500%, 05/25/2034	886,712	916,740
2004-21, 4.000%, 11/25/2034	1,272,294	1,315,788
2004-24, 5.500%, 12/25/2034	2,100,377	2,165,725
2004-J9, 5.500%, 01/25/2035	843,647	864,030
2004-HYB5, 3.864%,
04/20/2035 (d)	986,933	1,008,116
2005-HYB2, 3.996%,
05/20/2035 (d)	1,295,222	1,339,670
2005-J3, 5.500%, 09/25/2035	154,206	155,136
2005-27, 5.500%, 12/25/2035	589,075	460,354
2005-31, 3.576%, 01/25/2036 (d)	2,295,324	2,181,753
2005-30, 5.500%, 01/25/2036	114,310	104,547
2005-HY10, 3.478%,
02/20/2036 (d)	2,408,281	2,311,406
2005-HY10, 3.501%,
02/20/2036 (d)	118,143	103,946
2005-HY10, 4.142%,
02/20/2036 (d)	342,774	323,797
2006-6, 6.000%, 04/25/2036	926,981	749,401
2006-J4, 6.250%, 09/25/2036	150,707	112,103
2006-16, 6.500%, 11/25/2036	767,651	521,048
2006-18, 6.000%, 12/25/2036	192,624	172,653
2006-21, 6.000%, 02/25/2037	996,057	863,903
2007-1, 6.000%, 03/25/2037	2,500,930	2,110,952
2007-5, 5.500%, 05/25/2037	1,253,928	1,057,831
2007-5, 5.750%, 05/25/2037	8,550,599	7,364,335
2007-5, 5.750%, 05/25/2037	926,817	798,235
2007-5, 5.750%, 05/25/2037	876,679	755,053
2007-10, 6.000%, 07/25/2037	2,732,782	2,251,032
2007-J2, 6.000%, 07/25/2037	250,565	167,217
2007-HY5, 3.754%,
09/25/2037 (d)	1,806,771	1,747,220
2007-HY6, 3.829%,
11/25/2037 (d)	571,911	522,969
2007-HY5, 4.243%,
09/25/2047 (d)	9,553,386	9,145,398

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	86,723	78,656
2007-4, 5.500%, 05/25/2022	19,025	19,159
2006-1, 6.000%, 02/25/2036	233,272	241,811
2006-3, 5.750%, 06/25/2036	629,820	643,651
2007-3, 5.500%, 04/25/2037	313,660	329,651
2007-3, 6.000%, 04/25/2037	1,121,882	1,157,092

Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	60,393	63,102
2004-HY3, 4.176%,
09/25/2034 (d)	1,129,970	1,135,241
2005-WF1, 5.830%,
11/25/2034 (f)	2,742,380	2,858,968
2005-1, 3.335%, 04/25/2035 (d)	731,320	727,707
2005-2, 4.123%, 05/25/2035 (d)	785,027	787,882
2005-5, 6.000%, 08/25/2035	3,043,837	3,146,106
2005-7, 3.794%, 09/25/2035 (d)	818,970	771,032
2005-10, 3.908%, 12/25/2035 (d)	1,801,760	1,521,293
2006-WF1, 4.863%, 03/25/2036 (f)	545,276	382,740
2006-WF1, 5.248%,
03/25/2036 (f)	35,525,944	26,208,960
2006-AR7, 4.064%,
11/25/2036 (d)	2,572,926	2,472,861
2007-6, 3.313%, 10/25/2046 (d)	555,583	517,859

CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	18,414	18,589
2006-A2, 2.227% (1 Month LIBOR USD + 0.600%),

05/25/2036 (b)	716,980	639,285
2006-A4, 6.000%, 09/25/2036	1,578,615	1,607,400
2007-A1, 6.000%, 01/25/2037	2,396,753	2,444,837
2007-A1, 6.000%, 01/25/2037	4,091,062	4,173,139

Credit Suisse First Boston
Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	3,208,575	2,480,455

CSFB Mortgage-Backed
Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	607,932	597,099
2005-3, 5.500%, 07/25/2035	963,532	982,701
2005-9, 5.500%, 10/25/2035	1,112,145	955,379
2005-10, 5.500%, 11/25/2035	613,844	589,512
2005-10, 5.500%, 11/25/2035	2,636,744	2,532,229
2005-10, 6.000%, 11/25/2035	886,281	436,086

CSMC Mortgage-Backed Trust
2006-CF1, 5.000%,
11/25/2035 (a)(f)	2,565,000	2,677,312
2006-1, 5.500%, 02/25/2036	596,276	603,507
2006-1, 5.500%, 02/25/2036	78,096	81,797
2011-13R, 3.727%,
02/27/2036 (a)(d)	4,646,312	4,454,220
2006-2, 5.750%, 03/25/2036	991,722	918,269

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CSMC Mortgage-Backed Trust (Cont.)
2006-2, 6.000%, 03/25/2036	$5,246,878	$3,893,408
2006-4, 6.000%, 05/25/2036	721,607	608,878
2006-4, 7.000%, 05/25/2036	566,671	219,179
2011-12R, 3.820%, 07/27/2036 (a)(d)
	2,000,000	2,021,242
2006-7, 6.000%, 08/25/2036	1,141,802	1,146,023
2007-2, 5.500%, 03/25/2037	2,190,146	1,882,582
2007-2, 5.750%, 03/25/2037	233,909	194,882
2007-3, 5.500%, 04/25/2037	699,278	714,103
2007-3, 5.500%, 04/25/2037	978,299	999,040
2013-2R, 3.747%, 05/27/2037 (a)(d)
	2,741,942	2,186,908
2013-IVR4, 2.500%, 07/25/2043 (a)(d)
	2,943,768	2,944,522

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-1, 2.127% (1 Month LIBOR USD + 0.500%),

02/25/2035 (b)	3,337,735	3,282,560
2005-3, 2.127% (1 Month LIBOR USD + 0.500%),

05/25/2035 (b)	2,131,101	1,999,532
2005-6, 5.500%, 12/25/2035	2,397,980	2,419,187

Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust
2006-AB4, 1.727% (1 Month LIBOR USD + 0.100%),

10/25/2036 (b)	765,565	590,388

DFC HEL Trust
2001-1, 3.308% (1 Month LIBOR USD + 1.650%),

08/15/2031 (b)	1,911,994	1,959,593

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (d)	1,433,472	1,480,042
2003-3, 4.868%, 12/25/2033 (d)	1,318,929	1,380,545

Fannie Mae Connecticut
Avenue Securities
2016-C01, 8.577% (1 Month LIBOR USD + 6.950%),

08/25/2028 (b)	3,610,733	3,918,493
2016-C05, 6.077% (1 Month LIBOR USD + 4.450%),

01/25/2029 (b)	3,909,501	4,120,427
2016-C07, 5.977% (1 Month LIBOR USD + 4.350%),

05/25/2029 (b)	4,266,480	4,470,570

First Horizon Alternative
Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021	11,984	11,433
2006-FA6, 5.750%, 11/25/2021	8,282	8,145
2004-AA6, 3.448%, 01/25/2035 (d)	480,442	490,559
2005-AA5, 3.787%, 07/25/2035 (d)	3,015,827	2,997,728
2005-AA7, 3.582%, 09/25/2035 (d)	2,291,413	2,233,373
2005-FA8, 5.500%, 11/25/2035	1,990,253	1,707,364
2006-FA1, 5.750%, 04/25/2036	2,547,461	1,873,037
2006-FA1, 6.000%, 04/25/2036	589,619	444,010
2006-FA2, 6.000%, 05/25/2036	2,522,356	1,917,661
2006-FA2, 6.000%, 05/25/2036	2,269,111	1,725,127
2006-FA3, 6.000%, 07/25/2036	9,095,187	6,983,405
2006-FA3, 6.000%, 07/25/2036	1,312,603	1,007,834
2006-FA6, 6.000%, 11/25/2036	1,324,083	860,375
2006-FA6, 6.250%, 11/25/2036	1,678,356	1,124,532
2006-FA6, 6.250%, 11/25/2036	8,421,669	6,293,439
2007-FA4, 6.250%, 08/25/2037 (d)	2,610,994	1,978,828

First Horizon Mortgage
Pass-Through Trust
2006-AR4, 3.989%, 01/25/2037 (d)	617,764	534,254
2006-4, 5.750%, 02/25/2037	2,133,110	1,646,748
2006-4, 6.000%, 02/25/2037	1,291,674	1,018,792
2007-AR1, 4.413%, 05/25/2037 (d)	856,433	623,205
2007-AR2, 4.814%, 08/25/2037 (d)	4,753,216	3,389,939

Freddie Mac Structured Agency
Credit Risk Debt Notes
2016-DNA4, 5.427% (1 Month LIBOR USD + 3.800%),

03/25/2029 (b)	5,000,000	5,310,530

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	58,816	60,424
2005-AR6, 3.882%, 11/19/2035 (d)	606,297	590,563

GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (f)	2,000,000	2,065,746
2006-15, 6.192%, 09/25/2036 (f)	2,480,915	1,138,511
2006-18, 5.682%, 11/25/2036 (f)	2,055,338	951,125
2007-7, 1.807% (1 Month LIBOR USD + 0.180%),

07/25/2037 (b)	2,569,394	2,513,011

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	50,100	50,137
2003-5F, 3.000%, 08/25/2032	1,756,748	1,749,887
2004-15F, 6.000%, 12/25/2034	2,364,300	2,508,337
2005-1F, 6.000%, 01/25/2035	22,952	24,126
2005-AR4, 4.633%, 07/25/2035 (d)	497,273	478,372
2005-6F, 5.250%, 07/25/2035	235,244	249,697
2005-7F, 6.000%, 09/25/2035	38,653	41,457
2005-AR5, 4.605%, 10/25/2035 (d)	578,867	594,250
2005-AR7, 4.128%, 11/25/2035 (d)	558,640	561,710
2006-2F, 5.750%, 02/25/2036	778,269	775,404

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

HarborView Mortgage Loan Trust
2006-6, 4.125%, 08/19/2036 (d)	$716,271	$680,863

Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,949,809	3,101,093
2019-2, 2.703%, 10/19/2039 (a)	3,902,366	3,966,371

HomeBanc Mortgage Trust
2006-1, 3.591%, 04/25/2037 (d)	262,313	252,427

Impac CMB Trust
2005-5, 2.127% (1 Month LIBOR USD + 0.500%),

08/25/2035 (b)	929,540	929,515

Impac Secured Assets
CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,657,840	1,595,091
2004-2, 4.145%, 08/25/2034 (f)	852,675	870,085

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.595%, 06/25/2037 (d)	509,027	434,178

IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.812%, 03/25/2037 (d)	529,693	510,512

IndyMac INDX Mortgage Loan Trust
2004-AR11, 3.384%, 12/25/2034 (d)
	1,722,890	1,720,096
2005-AR3, 3.444%, 04/25/2035 (d)	1,086,702	1,070,517
2005-AR9, 4.386%, 07/25/2035 (d)	4,192,238	3,501,912
2005-AR23, 3.241%, 11/25/2035 (d)
	1,148,811	1,107,192
2005-AR23, 3.647%, 11/25/2035 (d)
	1,534,557	1,468,865
2005-AR25, 3.595%, 12/25/2035 (d)
	2,779,990	2,447,933
2005-AR35, 3.383%,
02/25/2036 (d)	1,660,038	1,588,591
2006-AR3, 3.644%, 03/25/2036 (d)	8,162,479	7,565,920
2006-AR9, 3.623%, 06/25/2036 (d)	2,304,899	2,304,969
2006-AR25, 3.478%, 09/25/2036 (d)
	2,213,339	2,129,920
2006-AR25, 3.868%, 09/25/2036 (d)
	2,781,345	2,406,763
2006-AR31, 3.689%, 11/25/2036 (d)
	5,494,214	5,484,349

Jefferies Resecuritization Trust
2009-R1, 4.141%, 11/26/2035 (a)(d)
	1,355,989	1,390,492

JP Morgan Alternative Loan Trust
2006-S2, 6.050%, 05/25/2036 (f)	4,436	4,345
2006-A5, 3.570%, 10/25/2036 (d)	1,145,542	1,419,250
2006-S4, 5.960%, 12/25/2036 (f)	1,314,794	1,318,470
2008-R4, 6.000%, 12/27/2036 (a)	4,555,594	3,714,310

JP Morgan Acquisition Trust
2007-CH1, 4.880%, 11/25/2036 (f)	6,916,318	7,065,567

JP Morgan Mortgage Trust
2004-A6, 3.568%, 12/25/2034 (d)
	285,702	281,969
2005-S3, 5.750%, 01/25/2036	64,839	50,583
2007-A3, 4.151%, 05/25/2037 (d)	4,917,191	4,751,929

JP Morgan Resecuritization Trust
2009-7, 5.444%, 07/27/2037 (a)(d)	416,742	421,176

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,105,142	1,714,621
2005-2, 5.750%, 12/25/2035	853,330	712,138
2005-3, 2.127% (1 Month LIBOR USD + 0.500%),

01/25/2036 (b)	1,203,465	782,702
2005-3, 3.123% (1 Month LIBOR USD + 4.750%),

01/25/2036 (b)(g)(h)(i)	1,203,465	214,890
2005-3, 5.500%, 01/25/2036	302,486	254,077
2006-1, 5.500%, 02/25/2036	537,460	444,622
2007-4, 5.750%, 05/25/2037	1,352,463	1,093,751
2007-4, 5.750%, 05/25/2037	2,955,132	2,389,847
2007-5, 5.750%, 06/25/2037	2,565,971	2,601,880
2007-5, 6.000%, 06/25/2037	2,966,291	1,638,312
2007-5, 6.000%, 06/25/2037	8,101,830	4,474,723

MASTR Adjustable Rate
Mortgages Trust
2004-4, 4.360%, 05/25/2034 (d)	104,660	103,094
2004-14, 3.127% (1 Month LIBOR USD + 1.500%),

01/25/2035 (b)	201,968	203,688
2005-1, 3.615%, 02/25/2035 (d)	194,281	195,422

MASTR Alternative Loan Trust
2003-5, 5.933%, 08/25/2033 (d)	1,113,036	1,169,728
2003-7, 6.250%, 11/25/2033	398,301	414,043
2004-6, 5.500%, 07/25/2034	264,026	271,908
2004-6, 6.000%, 07/25/2034	286,002	299,860
2004-11, 6.500%, 10/25/2034	1,086,832	1,203,471
2005-2, 5.500%, 03/25/2035	2,000,000	2,302,550
2005-6, 5.500%, 12/25/2035	547,307	526,937
2006-3, 6.500%, 07/25/2036	1,234,236	767,666

MASTR Asset Securitization Trust
2002-NC1, 4.777% (1 Month LIBOR USD + 3.150%),

10/25/2032 (b)	273,222	282,197
2006-1, 2.077% (1 Month LIBOR USD + 0.450%),

05/25/2036 (b)	819,539	310,085
2006-2, 6.000% (1 Month LIBOR USD + 6.000%),

06/25/2036 (b)	2,471,742	2,368,022

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Merrill Lynch Mortgage
Investors Trust MLCC
2004-D, 2.395% (6 Month LIBOR USD + 0.720%),

09/25/2029 (b)	$1,091,693	$1,073,081
2006-3, 3.881%, 10/25/2036 (d)	832,718	848,312

Merrill Lynch Mortgage
Investors Trust MLMI
2005-A5, 4.300%, 06/25/2035 (d)	625,616	635,039
2005-A7, 4.250%, 09/25/2035 (d)	8,043,500	7,564,835

Morgan Stanley Mortgage
Loan Trust
2005-7, 5.500%, 11/25/2035	1,840,434	1,881,757
2005-7, 5.500%, 11/25/2035	562,921	568,567
2006-2, 5.629%, 02/25/2036 (d)	1,056,952	903,104
2006-2, 6.500%, 02/25/2036	1,137,452	889,238
2006-11, 6.000%, 08/25/2036	2,706,520	2,147,883
2006-11, 6.000%, 08/25/2036	2,116,958	2,016,390
2007-8XS, 6.000%, 04/25/2037 (d)	1,621,217	885,551
2007-3XS, 5.763%, 01/25/2047 (f)	7,821,901	3,932,563

Morgan Stanley Reremic Trust
2012-R3, 3.271%, 11/26/2036 (a)(d)
	1,571,971	1,524,795

MortgageIT Trust
2005-3, 2.227% (1 Month LIBOR USD + 0.600%),

08/25/2035 (b)	10,857,333	10,816,526

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (f)	163,990	175,138
2005-AR3, 5.688%, 07/25/2035 (d)	935,647	946,720
2007-1, 5.669%, 03/25/2047 (f)	1,293,795	1,318,988
2007-1, 5.995%, 03/25/2047 (f)	2,379,056	2,424,976

Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(d)
	9,623,674	9,514,252

Opteum Mortgage Acceptance
Corp. Asset Backed
Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (d)	572,844	590,391

Ownit Mortgage Loan Trust
2005-1, 2.722% (1 Month LIBOR USD + 1.095%),

09/25/2035 (b)	3,453,893	3,474,129
2006-2, 5.633%, 01/25/2037 (f)	683,355	695,714

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	5,064	5,055

RALI Trust
2006-QA1, 5.498%, 01/25/2036 (d)	643,306	567,263
2006-QS1, 5.750%, 01/25/2036	363,607	367,648
2006-QS6, 6.000%, 06/25/2036	1,443,895	1,399,679
2006-QS6, 6.000%, 06/25/2036	741,635	718,924
2006-QS9, 2.327% (1 Month LIBOR USD + 0.700%),

07/25/2036 (b)	2,551,599	1,891,167
2006-QS13, 6.000%, 09/25/2036	4,024,688	3,696,111
2006-QS17, 1.977% (1 Month LIBOR USD + 0.350%),

12/25/2036 (b)	1,507,847	1,190,615
2006-QS17, 6.000%, 12/25/2036	598,083	574,129
2007-QS1, 5.750%, 01/25/2037	630,086	586,379
2007-QS1, 6.000%, 01/25/2037	1,955,333	1,846,783
2007-QS6, 6.000%, 04/25/2037	4,749,171	4,580,320
2007-QS9, 6.500%, 07/25/2037	4,940,204	4,895,819
2007-QS10, 6.500%, 09/25/2037	508,012	503,290

RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	1,029,169	1,031,498

RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)	6,044,235	4,800,143

Renaissance Home
Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (f)	519,534	535,072

Resecuritization
Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,685,596	3,826,218

Residential Asset
Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,349,771	1,380,964
2004-R2, 5.500%, 08/25/2034	2,782,773	2,848,722
2005-A5, 5.500%, 05/25/2035	1,517,592	1,447,920
2005-A11, 4.850%, 10/25/2035	4,122,976	2,741,351
2005-A11, 5.500%, 10/25/2035	380,203	357,177
2005-A11, 6.000%, 10/25/2035	469,489	362,192
2006-A5CB, 6.000%, 06/25/2036	2,612,017	1,782,726
2006-A10, 2.277% (1 Month LIBOR USD + 0.650%),

09/25/2036 (b)	12,162,499	4,467,492
2006-A10, 4.223% (1 Month LIBOR USD + 5.850%),

09/25/2036 (b)(g)(h)(i)	12,162,499	3,942,040
2006-A15, 2.227% (1 Month LIBOR USD + 0.600%),

01/25/2037 (b)	18,661,123	6,536,402
2006-A15, 4.023% (1 Month LIBOR USD + 5.650%),

01/25/2037 (b)(g)(h)(i)	18,661,123	5,765,182

RFMSI Trust
2005-SA4, 4.283%, 09/25/2035 (d)	2,452,404	2,075,939
2005-SA4, 4.433%, 09/25/2035 (d)	2,563,816	2,254,028
2005-SA4, 4.522%, 09/25/2035 (d)	1,444,062	1,445,156
2006-S3, 5.500%, 03/25/2036	4,081,087	4,002,507

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

RFMSI Trust (Cont.)
2006-S4, 6.000%, 04/25/2036	$3,538,004	$3,545,727
2006-S5, 6.000%, 06/25/2036	359,469	358,382
2006-S5, 6.000%, 06/25/2036	739,985	737,747
2006-S5, 6.000%, 06/25/2036	3,101,110	3,091,727
2006-S5, 6.000%, 06/25/2036	385,413	384,247
2006-S6, 6.000%, 07/25/2036	248,592	250,806
2006-S6, 6.000%, 07/25/2036	1,279,807	1,291,204
2006-S7, 6.250%, 08/25/2036	2,093,305	2,043,556
2006-S7, 6.500%, 08/25/2036	1,251,506	1,232,866
2006-S9, 5.750%, 09/25/2036	2,497,045	2,418,864
2007-S1, 6.000%, 01/25/2037	923,450	913,880
2007-S7, 6.000%, 07/25/2037	2,780,787	2,755,399

Sequoia Mortgage Trust
2013-4, 1.550%, 04/25/2043 (d)	2,988,822	2,937,835

Specialty Underwriting
& Residential Finance Trust
2006-BC2, 4.053%, 02/25/2037 (f)	977,669	542,295

STARM Mortgage Loan Trust
2007-S1, 4.569%, 01/25/2037 (d)	704,340	657,309
2007-1, 3.956%, 02/25/2037 (d)	9,436,688	9,047,916
2007-2, 4.342%, 04/25/2037 (d)	709,399	492,482

Structured Adjustable
Rate Mortgage Loan Trust
2004-18, 3.835%, 12/25/2034 (d)	839,714	840,205
2005-12, 4.201%, 06/25/2035 (d)	942,446	858,234
2005-21, 3.625%, 11/25/2035 (d)	489,705	474,260
2005-21, 4.031%, 11/25/2035 (d)	4,230,104	3,599,522
2006-1, 3.765%, 02/25/2036 (d)	1,730,403	1,625,922
2006-1, 3.776%, 02/25/2036 (d)	707,306	687,162
2006-4, 3.865%, 05/25/2036 (d)	983,282	855,291
2006-12, 4.028%, 01/25/2037 (d)	915,516	867,839
2007-9, 3.263% (6 Month LIBOR USD + 1.500%),

10/25/2037 (b)	1,316,863	1,316,219

Structured Asset
Securities Corp. Trust
2004-18H, 4.750%, 10/25/2034	567,676	608,804

Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,819,122	1,834,820
2005-1F, 6.000%, 12/25/2035	4,200,747	4,279,411
2005-1F, 6.500%, 12/25/2035	4,192,290	4,364,741

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	128,785	66,481

WaMu Mortgage
Pass-Through Certificates Trust
2003-S4, 5.643%, 06/25/2033 (d)	2,338,440	2,420,468
2004-S2, 6.000%, 06/25/2034	95,223	98,735
2006-AR10, 3.827%,
09/25/2036 (d)	1,065,760	1,032,083
2006-AR16, 3.349%,
12/25/2036 (d)	1,606,016	1,563,094
2007-HY5, 3.900%,
05/25/2037 (d)	2,539,403	2,515,325
2007-HY7, 3.743%,
07/25/2037 (d)	395,429	341,151

Washington Mutual Mortgage
Pass-Through Certificates
WMALT Trust
2005-4, 5.500%, 06/25/2035	1,686,479	1,712,242
2005-6, 5.500%, 08/25/2035	5,376,594	5,357,246
2005-6, 5.500%, 08/25/2035	1,175,394	1,171,164
2005-6, 6.500%, 08/25/2035	486,733	491,911
2005-9, 5.500%, 11/25/2035	700,948	695,182
2006-8, 4.306%, 10/25/2036 (f)	2,817,326	1,643,944
2007-HY2, 3.858%, 04/25/2037 (d)	1,878,085	1,342,520
2007-OC2, 1.937%
(1 Month LIBOR USD + 0.310%),
06/25/2037 (b)	4,802,934	4,655,848

Wells Fargo Alternative
Loan Trust
2005-1, 5.500%, 02/25/2035	1,424,944	1,440,014
2005-1, 5.500%, 02/25/2035	1,057,666	1,081,661
2007-PA1, 6.000%, 03/25/2037	1,266,151	1,280,717
2007-PA6, 4.483%, 12/28/2037 (d)	8,355,706	8,362,362

Wells Fargo Mortgage
Backed Securities Trust
2006-AR1, 4.294%, 03/25/2036 (d)	3,255,236	3,224,719
2007-AR3, 4.886%, 04/25/2037 (d)	1,623,568	1,591,096

TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $738,661,737)		730,565,142

NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 20.46%

Aventura Mall Trust
2018-AVM, 4.112%,
07/05/2040 (a)(d)	10,000,000	11,678,405

BAMLL Commercial Mortgage
Securities Trust
2020-BOC, 3.032%,
01/15/2032 (a)	7,000,000	7,413,559
BANK
2017-BNK8, 0.742%,
11/15/2050 (d)(h)	37,436,708	1,844,364
2019-BNK16, 0.966%,
02/15/2052 (d)(h)	81,078,495	5,822,920
2019-BNK17, 0.568%,
04/15/2052 (d)(h)	123,653,000	6,244,291
2019-BNK21, 2.808%,
10/17/2052	11,582,000	12,374,159

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

BANK (Cont.)
2019-BNK23, 0.177%,
12/15/2052 (d)(h)	$238,421,000	$4,363,247
2018-BNK14, 0.521%,
09/15/2060 (d)(h)	96,074,948	3,367,907
2018-BNK14, 4.185%,
09/15/2060	6,500,000	7,394,751
2018-BNK13, 4.193%,
08/15/2061 (d)	5,500,000	6,180,204
2018-BNK15, 4.285%,
11/15/2061 (d)	5,000,000	5,718,323
2019-BNK20, 2.933%,
09/15/2062	2,100,000	2,260,614
2019-BNK24, 0.303%,
11/15/2062 (d)(h)	174,693,000	3,613,944
2020-BNK25, 0.888%,
01/15/2063 (d)(h)	94,552,403	7,149,561

Barclays Commercial
Mortgage Trust
2019-C3, 0.776%, 05/15/2052 (d)(h)
	56,340,000	3,865,110
2019-C4, 1.149%, 08/15/2052 (d)(h)
	43,170,000	4,207,348
2019-C4, 1.601%, 08/15/2052 (d)(h)
	32,295,877	3,914,428
2019-C5, 0.372%, 11/15/2052 (d)(h)
	174,774,000	5,607,187

BBCMS Mortgage Trust
2020-C6, 0.679%, 02/15/2053 (d)(h)
	59,000,000	3,817,660
2020-C6, 1.060%, 02/15/2053 (d)(h)
	59,000,000	5,070,631

BENCHMARK Mortgage Trust
2018-B4, 4.059%, 07/15/2051 (d)	5,315,000	6,006,244
2018-B2, 0.423%, 02/15/2051 (d)(h)
	171,062,964	4,382,804
2018-B6, 0.441%, 10/10/2051 (d)(h)
	78,448,049	2,205,088
2019-B9, 1.047%, 03/15/2052 (d)(h)
	29,995,464	2,413,456
2019-B9, 4.267%, 03/15/2052 (d)	1,500,000	1,746,078
2019-B12, 0.417%, 08/15/2052 (a)(d)(h)
	93,260,000	3,504,291
2020-B16, 0.240%, 02/15/2053 (a)(d)(h)
	70,467,000	1,560,978
2020-B16, 0.928%, 02/15/2053 (d)(h)
	44,842,000	3,569,329
2018-B7, 0.446%, 05/15/2053 (d)(h)
	115,333,485	3,643,962
2019-B13, 0.539%, 08/15/2057 (a)(d)(h)
	82,774,000	3,043,228
2019-B13, 1.640%, 08/15/2057 (a)(d)(h)
	12,071,000	1,542,009
2019-B14, 0.791%, 12/15/2062 (d)(h)
	79,715,903	4,540,179

Braemar Hotels & Resorts Trust
2018-PRME, 2.709% (1 Month LIBOR USD + 1.050%),

06/15/2035 (a)(b)	6,170,000	6,148,104
2018-PRME, 2.909% (1 Month LIBOR USD + 1.250%),

06/15/2035 (a)(b)	3,000,000	2,994,360

Cantor Commercial
Real Estate Lending
2019-CF2, 0.769%, 11/18/2052 (d)(h)
	134,736,000	7,564,861

CCUBS Commercial
Mortgage Trust
2017-C1, 0.290%, 11/15/2050 (d)(h)
	40,062,667	931,881
2017-C1, 1.012%, 11/15/2050 (d)(h)
	31,295,348	1,778,665

CD Mortgage Trust
2017-CD3, 0.576%, 02/10/2050 (d)(h)
	61,857,000	2,494,179
2017-CD5, 3.220%, 08/15/2050	5,000,000	5,357,291
2018-C7, 4.213%, 08/15/2051	3,236,000	3,696,508

CGMS Commercial
Mortgage Trust
2017-B1, 0.210%, 08/15/2050 (d)(h)
	38,016,000	597,581

Citigroup Commercial
Mortgage Trust
2013-GC17, 5.110%, 11/10/2046 (d)
	5,000,000	5,492,073
2014-GC19, 4.805%, 03/10/2047 (d)
	3,030,000	3,352,730
2014-GC19, 5.092%, 03/10/2047 (d)
	2,757,579	3,072,086
2017-GC37, 3.576%, 04/10/2049	5,250,000	5,738,112
2016-C1, 4.117%, 05/10/2049	3,000,000	3,334,254
2016-C1, 4.951%, 05/10/2049 (d)	6,840,000	7,665,580
2016-P6, 4.241%, 12/10/2049 (d)	6,835,000	7,589,602
2017-P7, 0.533%, 04/14/2050 (d)(h)
	45,124,000	1,834,593
2017-C4, 0.301%, 10/12/2050 (d)(h)
	42,746,500	926,569
2017-C4, 1.107%, 10/12/2050 (d)(h)
	21,363,757	1,360,395
2017-C4, 3.297%, 10/12/2050	4,500,000	4,852,993
2018-B2, 0.393%, v03/10/2051 (d)(h)
	49,202,000	1,572,668
2018-C5, 0.213%, 06/10/2051 (a)(d)(h)
	28,400,000	779,765

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Citigroup Commercial
Mortgage Trust (Cont.)
2018-C5, 0.599%, 06/10/2051 (d)(h)
	$107,143,257	$5,272,230
2018-C5, 4.148%, 06/10/2051 (d)	4,000,000	4,528,491
2018-C6, 0.786%, 11/10/2051 (d)(h)
	22,512,333	1,347,879
2018-C6, 4.343%, 11/10/2051	5,000,000	5,762,736
2020-GC46, 0.310%,
01/15/2053 (a)(d)(h)	92,457,000	3,007,349
2020-GC46, 0.980%,
01/15/2053 (d)(h)	90,000,000	7,334,361
2019-GC41, 1.190%,
08/10/2056 (d)(h)	49,954,277	3,988,250
2019-C7, 0.286%, 12/15/2072 (a)(d)(h)
	50,711,000	1,428,007
2019-C7, 0.882%, 12/15/2072 (d)(h)
	76,857,804	5,558,364
2019-C7, 1.203%, 12/15/2072 (a)(d)(h)
	15,760,000	1,672,650
2019-C7, 3.667%, 12/15/2072 (d)	4,000,000	4,380,081

COMM Mortgage Trust
2013-CR13, 4.889%, 11/10/2046 (d)
	2,500,000	2,762,034
2014-CR15, 4.746%, 02/10/2047 (d)
	5,500,000	6,036,658
2014-CR16, 4.582%, 04/10/2047	5,164,000	5,622,684
2014-CR18, 4.456%, 07/15/2047 (d)
	4,550,700	4,948,394
2013-CR11, 0.928%, 08/10/2050 (d)(h)
	51,393,083	1,529,294
2019-GC44, 1.029%, 08/15/2057 (a)(d)(h)
	10,478,000	961,432

CSAIL Commercial
Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(d)(h)
	46,821,000	2,387,829
2015-C1, 0.500%, 04/15/2050 (a)(d)(h)
	62,192,000	1,353,236
2017-C8, 0.377%, 06/15/2050 (d)(h)
	74,773,000	1,943,582
2018-C14, 4.359%, 11/15/2051 (d)
	8,000,000	9,119,867
2019-C16, 0.751%, 06/15/2052 (d)(h)
	66,938,000	4,396,160
2019-C17, 1.369%, 09/15/2052 (d)(h)
	86,176,155	8,987,518
2019-C18, 1.086%, 12/15/2052 (d)(h)
	64,338,200	5,092,092

FREMF Mortgage Trust
2019-K735, 4.020%, 05/25/2026 (a)(d)
	6,000,000	6,522,110
2011-K12, 4.345%, 01/25/2046 (a)(d)
	14,075,000	14,344,190
2015-K43, 3.733%, 02/25/2048 (a)(d)
	3,446,743	3,707,555
2015-K45, 3.590%, 04/25/2048 (a)(d)
	3,100,000	3,298,861
2019-K734, 4.052%, 02/25/2051 (a)(d)
	5,000,000	5,430,045
2019-K101, 3.527%, 10/25/2052 (a)(d)
	10,000,000	10,618,407

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)
	6,608,000	6,795,538

GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (a)(d)
	9,135,000	10,229,711
2011-GC3, 4.753%, 03/10/2044 (a)
	8,085,609	8,208,085
2012-GC6, 3.314%, 01/10/2045	1,583,977	1,600,051
2015-GC32, 4.417%, 07/10/2048 (d)
	5,100,000	5,680,143
2016-GS3, 3.395%, 10/10/2049 (d)
	10,417,000	11,153,418
2015-GC30, 4.008%, 05/10/2050 (d)
	2,750,000	2,981,129
2017-GS8, 0.384%, 11/10/2050 (d)(h)
	44,642,000	1,326,506
2019-GC38, 1.836%, 02/10/2052 (a)(d)(h)
	20,916,000	3,159,569
2019-GC39, 0.639%, 05/10/2052 (d)(h)
	69,588,000	3,894,618
2019-GC39, 1.626%, 05/10/2052 (a)(d)(h)
	8,215,000	1,086,898
2019-GC40, 1.161%, 07/10/2052 (a)(d)(h)
	5,920,000	593,675
2019-GSA1, 0.835%, 11/10/2052 (d)(h)
	73,189,437	5,083,680

JP Morgan Chase Commercial
Mortgage Securities Trust
2016-NINE, 2.854%, 09/06/2038 (a)(d)
	7,000,000	7,298,592
2012-CBX, 5.132%, 06/15/2045 (d)
	6,680,000	7,007,846
2015-JP1, 4.735%, 01/15/2049 (d)	4,285,000	4,684,901
2007-CB20, 0.000%, 02/12/2051 (a)(d)(e)(h)(i)
	11,168,220	112

JPMBB Commercial
Mortgage Securities Trust
2015-C28, 3.532%, 10/15/2048	5,000,000	5,346,769
2015-C32, 0.500%, 11/15/2048 (a)(d)(h)
	23,066,000	576,375
2015-C33, 3.562%, 12/15/2048	5,561,000	5,917,829

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

JPMCC Commercial
Mortgage Securities Trust
2017-JP6, 0.658%,
07/15/2050 (d)(h)	$68,830,000	$3,081,581

JPMDB Commercial
Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (d)	5,500,000	5,930,251

Morgan Stanley Bank
of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (d)	5,000,000	5,466,267
2014-C16, 3.592%, 06/15/2047	5,793,064	5,877,253
2015-C27, 4.526%, 12/15/2047 (d)	3,000,000	3,361,535
2015-C25, 4.527%, 10/15/2048 (d)	5,000,000	5,529,886
2016-C31, 1.313%, 11/15/2049 (a)(d)(h)
	21,212,500	1,679,652
2015-C23, 4.155%, 07/15/2050 (d)	3,595,000	3,938,196

Morgan Stanley Capital I Trust
2016-BNK2, 0.545%,
11/15/2049 (d)(h)	42,650,000	1,530,696
2018-H3, 0.358%, 07/15/2051 (d)(h)
	135,712,000	4,122,103
2018-H3, 4.120%, 07/15/2051	5,000,000	5,684,582
2019-L2, 0.626%, 03/15/2052 (d)(h)
	127,093,000	7,115,581
2019-H7, 0.663%, 07/15/2052 (d)(h)
	130,723,000	7,627,007

UBS Commercial Mortgage Trust
2017-C1, 0.892%, 06/15/2050 (d)(h)
	13,000,000	803,492
2017-C6, 0.364%, 12/15/2050 (d)(h)
	63,420,500	2,236,150
2017-C7, 0.364%, 12/15/2050 (d)(h)
	170,396,000	4,758,751
2018-C10, 0.956%, 05/15/2051 (d)(h)
	48,454,505	3,093,752
2018-C11, 4.118%, 06/15/2051	5,000,000	5,617,273
2018-C12, 0.230%, 08/15/2051 (d)(h)
	139,858,000	3,614,322
2018-C12, 0.827%, 08/15/2051 (d)(h)
	49,539,051	2,921,996
2018-C12, 4.195%, 08/15/2051	5,000,000	5,634,990
2018-C13, 0.253%, 10/15/2051 (d)(h)
	128,678,000	3,578,278
2018-C13, 4.241%, 10/15/2051	3,000,000	3,436,918
2018-C14, 0.303%, 12/15/2051 (d)(h)
	114,392,000	3,497,696
2019-C17, 0.996%, 10/15/2052 (d)(h)
	128,213,000	9,666,286
2019-C18, 2.987%, 12/15/2052	4,500,000	4,866,381
2019-C18, 3.378%, 12/15/2052	4,000,000	4,349,266

UBS-Barclays Commercial
Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(d)
	6,000,000	6,351,319

Wells Fargo Commercial
Mortgage Trust
2017-SMP, 2.409% (1 Month LIBOR USD + 0.750%),

12/15/2034 (a)(b)	1,875,000	1,874,369
2015-NXS1, 3.658%, 05/15/2048 (d)
	1,320,000	1,408,419
2016-LC24, 1.012%, 10/15/2049 (d)(h)
	36,969,489	2,258,699
2017-RB1, 0.714%, 03/15/2050 (d)(h)
	38,474,561	1,971,563
2017-C42, 0.327%, 12/15/2050 (d)(h)
	116,750,000	3,130,441
2018-C44, 0.755%, 05/15/2051 (d)(h)
	95,469,690	4,932,833
2018-C45, 4.147%, 06/15/2051	5,388,000	6,085,105
2018-C46, 0.944%, 08/15/2051 (d)(h)
	52,778,123	3,018,054
2018-C46, 4.086%, 08/15/2051	5,040,000	5,705,770
2018-C48, 0.243%, 01/15/2052 (d)(h)
	138,642,000	3,368,751
2018-C48, 0.952%, 01/15/2052 (d)(h)
	48,051,485	3,406,346
2018-C48, 4.245%, 01/15/2052	7,000,000	7,994,475
2019-C49, 0.604%, 03/15/2052 (d)(h)
	125,812,000	6,699,703
2019-C49, 3.933%, 03/15/2052	5,000,000	5,655,623
2019-C49, 4.546%, 03/15/2052	4,647,000	5,377,512
2019-C50, 0.871%, 05/15/2052 (d)(h)
	36,427,311	2,791,210
2019-C50, 3.635%, 05/15/2052	5,000,000	5,569,866
2019-C51, 0.689%, 06/15/2052 (d)(h)
	130,394,000	7,694,407
2019-C52, 1.095%, 08/15/2052 (d)(h)
	43,270,854	4,098,256
2019-C52, 1.623%, 08/15/2052 (d)(h)
	61,370,626	7,404,120
2019-C53, 0.456%, 10/15/2052 (d)(h)
	105,325,000	4,731,989
2019-C53, 2.964%, 10/15/2052	7,381,000	7,922,255
2019-C53, 3.514%, 10/15/2052 (d)	5,000,000	5,396,298
2019-C54, 0.843%, 12/15/2052 (d)(h)
	39,183,349	2,752,556
2019-C54, 3.063%, 12/15/2052	5,000,000	5,411,759
2020-C55, 0.818%, 02/15/2053 (d)(h)
	58,030,370	4,320,709
2020-C55, 1.314%, 02/15/2053 (d)(h)
	30,586,491	3,274,293

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wells Fargo Commercial
Mortgage Trust (Cont.)
2020-C55, 3.542%, 02/15/2053	$5,691,000	$6,021,987
2015-C30, 4.067%, 09/15/2058 (d)
	10,000,000	11,083,617
2015-C30, 4.400%, 09/15/2058 (d)
	5,100,000	5,643,516
2018-C47, 0.158%, 09/15/2061 (d)(h)
	164,144,000	2,590,488
2018-C47, 4.365%, 09/15/2061	5,625,000	6,469,397

WFRBS Commercial
Mortgage Trust
2011-C5, 5.661%, 11/15/2044 (a)(d)
	5,695,000	6,000,945
2013-UBS1, 4.738%, 03/15/2046 (d)
	7,500,000	8,326,872

TOTAL NON-AGENCY
COMMERCIAL MORTGAGE
BACKED SECURITIES
(Cost $730,050,510)		760,932,563

AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 5.35%

Freddie Mac Multifamily
ML Certificates
2019-ML06, 1.132%,
06/25/2037 (a)	10,228,223	1,193,058

Freddie Mac Multifamily Structured
Pass Through Certificates
K014, 1.149%, 04/25/2021 (d)(h)	90,844,901	915,480
K018, 1.300%, 01/25/2022 (d)(h)	59,058,247	1,097,763
K019, 1.591%, 03/25/2022 (d)(h)	87,803,335	2,464,455
K021, 1.422%, 06/25/2022 (d)(h)	71,894,737	1,970,419
K723, 0.951%, 08/25/2023 (d)(h)	73,825,072	2,017,241
K723, 0.855%, 09/25/2023 (d)(h)	61,645,000	1,763,818
K728, 0.414%, 08/25/2024 (d)(h)	64,583,984	1,037,832
K729, 0.364%, 10/25/2024 (d)(h)	53,368,654	775,436
K042, 1.045%, 12/25/2024 (d)(h)	80,425,917	3,498,712
K734, 0.648%, 02/25/2026 (d)(h)	65,238,783	2,238,493
K735, 0.965%, 05/25/2026 (d)(h)	62,716,114	3,394,020
K735, 1.365%, 05/25/2026 (d)(h)	70,547,000	5,714,730
K737, 1.004%, 10/25/2026 (d)(h)	20,050,000	1,279,453
K061, 0.045%, 11/25/2026 (d)(h)	72,512,000	452,047
K062, 0.170%, 12/25/2026 (d)(h)	79,423,000	1,102,836
K063, 0.290%, 01/25/2027 (d)(h)	102,768,434	1,902,305
K064, 0.607%, 03/25/2027 (d)(h)	98,866,159	3,812,042
K065, 0.547%, 05/25/2027 (d)(h)	57,193,000	2,250,493
K066, 0.751%, 06/25/2027 (d)(h)	31,856,665	1,551,423
KW03, 0.843%, 06/25/2027 (d)(h)	16,261,463	780,658
K067, 0.578%, 07/25/2027 (d)(h)	40,830,581	1,604,564
K068, 0.435%, 08/25/2027 (d)(h)	25,516,120	759,533
K069, 0.365%, 09/25/2027 (d)(h)	30,382,766	795,026
K070, 0.326%, 11/25/2027 (d)(h)	280,102,654	6,763,835
K072, 0.369%, 12/25/2027 (d)(h)	61,526,235	1,651,715
K073, 0.203%, 01/25/2028 (d)	54,203,000	991,514
K074, 0.291%, 01/25/2028 (d)(h)	207,910,240	4,885,704
K073, 0.303%, 01/25/2028 (d)(h)	156,955,936	3,772,436
KW06, 0.093%, 06/25/2028 (d)(h)	597,513,159	6,328,620
K080, 0.120%, 07/25/2028 (d)(h)	431,779,380	5,344,349
K081, 0.069%, 08/25/2028 (d)(h)	156,316,742	1,399,160
K084, 0.203%, 10/25/2028 (d)(h)	339,719,056	6,193,656
K089, 0.453%, 01/25/2029 (d)(h)	53,965,000	2,193,801
K088, 0.507%, 01/25/2029 (d)(h)	149,899,284	6,426,962
K090, 0.705%, 02/25/2029 (d)(h)	77,955,804	4,581,868
K091, 0.486%, 03/25/2029 (d)(h)	53,659,000	2,365,299
KW09, 0.802%, 05/25/2029 (d)(h)	47,500,000	2,946,235
K093, 0.952%, 05/25/2029 (d)(h)	54,738,893	4,244,339
K094, 0.881%, 06/25/2029 (d)(h)	101,555,206	7,386,110
K097, 1.090%, 07/25/2029 (d)(h)	72,990,298	6,637,811
KG02, 1.018%, 08/25/2029 (d)(h)	33,000,000	2,659,757
K098, 1.146%, 08/25/2029 (d)(h)	62,351,178	5,904,114
KW10, 0.650%, 09/25/2029 (d)(h)	74,100,000	4,085,363
K099, 0.886%, 09/25/2029 (d)(h)	66,963,938	4,963,508
K100, 0.910%, 09/25/2029 (d)(h)	62,086,000	5,049,765
K102, 0.947%, 10/25/2029 (d)(h)	101,501,699	7,090,594
K101, 1.093%, 10/25/2029 (d)(h)	65,686,000	6,393,054
K103, 0.757%, 11/25/2029 (d)(h)	125,500,000	6,917,372
K104, 1.127%, 01/25/2030 (d)(h)	75,140,000	7,218,256
K152, 0.956%, 01/25/2031 (d)(h)	31,045,832	2,548,503
K155, 0.114%, 04/25/2033 (d)(h)	247,516,998	4,236,550
K1511, 0.778%, 03/25/2034 (d)(h)	43,120,721	3,633,585
K1512, 0.912%, 04/25/2034 (d)(h)	47,755,111	4,562,370
K1513, 0.865%, 08/25/2034 (d)(h)	76,978,460	7,129,691
K1514, 0.703%, 10/25/2034 (d)(h)	77,000,000	5,344,316
K090, 0.621%, 02/25/2052 (d)(h)	50,517,000	2,741,194

TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $184,926,593)		198,963,243

MUNICIPAL BONDS – 26.02%

Arizona – 0.43%

Arizona Department of Transportation
State Highway Fund Revenue
2.462%, 07/01/2030	6,875,000	7,346,006

City of Phoenix Civic
Improvement Corp.
5.500%, 07/01/2042	4,000,000	6,571,720

Tempe Industrial
Development Authority
4.000%, 10/01/2023 (a)	2,000,000	2,019,380
		15,937,106

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 5.01%

Alvord Unified School District
0.000%, 08/01/2046 (e)	$1,720,000	$2,167,183

California School
Finance Authority
4.000%, 07/15/2020 (a)(i)	5,000,000	5,012,350

City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,254,107

City of Los Angeles
Department of Airports
6.582%, 05/15/2039	5,070,000	7,171,464

City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,375,360

City of Oakland, CA
3.000%, 01/15/2027	3,100,000	3,435,885

City of Sacramento, CA Transient
Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,662,093

City of San Diego Tobacco
Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,289,903

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,783,088

City of Union City, CA
0.000%, 07/01/2025 (e)	2,105,000	1,872,861

Coachella Valley Unified
School District
0.000%, 08/01/2034 (e)	1,100,000	824,439

County of Marin, CA
5.410%, 08/01/2026	9,495,000	11,277,306

County of San Diego, CA
6.029%, 08/15/2026	765,000	915,782

County of Sonoma, CA
6.000%, 12/01/2029	9,685,000	11,985,284

Fresno Unified School District
0.000%, 08/01/2029 (e)	2,500,000	2,035,400

Fullerton Public
Financing Authority
7.750%, 05/01/2031	1,490,000	1,988,092

Garden Grove Unified
School District
2.380%, 08/01/2028	2,000,000	2,087,980

Los Angeles County Metropolitan
Transportation Authority
5.735%, 06/01/2039	12,775,000	18,032,168

Los Angeles Unified
School District
5.981%, 05/01/2027	12,375,000	15,973,402

Metropolitan Water District
of Southern California
6.947%, 07/01/2040	15,000,000	15,282,450

Monrovia School Facilities
Grant Financing Authority
7.000%, 06/01/2027	2,410,000	3,090,970

M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,656,175

Northern California Power Agency
5.679%, 06/01/2035	7,900,000	10,164,140

Norwalk-La Mirada Unified
School District
0.000%, 08/01/2038 (e)	4,200,000	2,567,460

Palmdale Elementary
School District
0.000%, 08/01/2029 (e)	540,000	457,364

Pasadena Unified School District
2.568%, 05/01/2031	2,395,000	2,532,617

Peralta Community
College District
0.000%, 08/05/2031 (e)	4,450,000	3,972,025

Placentia-Yorba Linda
Unified School District
0.000%, 08/01/2035 (e)	7,600,000	5,741,648

Pomona Redevelopment Agency
Successor Agency
3.930%, 02/01/2026	7,020,000	7,988,479

Poway Unified School District
0.000%, 08/01/2034 (e)	5,360,000	4,151,320

San Diego Unified School District
0.000%, 07/01/2036 (e)	7,895,000	5,764,534

San Francisco City & County
Redevelopment Financing Authority
0.000%, 08/01/2036 (e)	5,185,000	3,359,465

University of California
4.601%, 05/15/2031	9,980,000	12,085,980

Yosemite Community
College District
0.000%, 08/01/2038 (e)	6,110,000	4,246,328
		186,205,102
Colorado – 1.05%

Board of Governors of Colorado
State University System
2.594%, 03/01/2033	4,560,000	4,824,845
2.644%, 03/01/2034	6,275,000	6,637,444

City & County of Denver, CO
Airport System Revenue
5.000%, 12/01/2036	10,750,000	15,495,157

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Colorado – 1.05% (Cont.)

City of Fort Collins, CO Electric
Utility Enterprise Revenue
3.859%, 12/01/2030	$1,500,000	$1,793,550
3.909%, 12/01/2031	4,775,000	5,756,167

City of Fruita, CO
Healthcare Revenue
5.000%, 01/01/2028	3,375,000	3,444,458

Colorado Educational &
Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	1,099,070
		39,050,691
Connecticut – 0.03%

Harbor Point Infrastructure
Improvement District
12.500%, 04/01/2039	1,275,000	1,285,825

District of Columbia – 0.49%

Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue
8.000%, 10/01/2047	10,120,000	18,337,541

Florida – 0.59%

City of Gainesville, FL
0.000%, 10/01/2027 (e)	4,610,000	3,956,947
0.000%, 10/01/2028 (e)	1,300,000	1,082,302

County of Miami-Dade, FL
6.875%, 10/01/2034	1,345,000	2,020,499

County of Miami-Dade, FL
Aviation Revenue
3.175%, 10/01/2028	5,100,000	5,592,048
3.275%, 10/01/2029	1,700,000	1,886,507

County of Miami-Dade, FL
Water & Sewer System Revenue
2.551%, 10/01/2028	2,000,000	2,145,540
2.601%, 10/01/2029	3,395,000	3,658,079

Reedy Creek Improvement District
2.731%, 06/01/2038	1,500,000	1,611,795
		21,953,717
Georgia – 0.32%

Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,478,195

Valdosta & Lowndes County
Hospital Authority
2.604%, 10/01/2030	2,000,000	2,133,700
3.000%, 10/01/2029	2,000,000	2,221,440
		11,833,335
Illinois – 0.35%

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,232,737

Illinois Finance Authority
3.548%, 08/15/2029	1,800,000	2,008,044

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	2,570,000	3,139,126

Southwestern Illinois
Development Authority
7.030%, 04/15/2032	675,000	679,509

State of Illinois
5.750%, 01/01/2037	3,000,000	3,853,470
		12,912,886
Indiana – 0.37%

City of Fishers, IN
4.000%, 08/01/2028	1,525,000	1,747,558

Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,914,250

Indianapolis Board of
School Commissioners
3.800%, 07/15/2030	5,000,000	5,834,750

Indianapolis Local Public
Improvement Bond Bank
5.854%, 01/15/2030	1,810,000	2,242,409
		13,738,967
Kansas – 0.25%

Kansas Development
Finance Authority
5.371%, 05/01/2026	8,210,000	9,233,130

Kentucky – 0.17%

County of Warren, KY
3.921%, 12/01/2031	825,000	970,901
4.397%, 12/01/2038	1,540,000	1,951,735

Kentucky Higher Education
Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,220,060

Kentucky State Property &
Building Commission
5.000%, 02/01/2032	1,150,000	1,381,943
		6,524,639
Louisiana – 0.52%

State of Louisiana
5.000%, 03/01/2039	15,000,000	19,324,350

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Massachusetts – 1.01%

Commonwealth of Massachusetts
2.663%, 09/01/2039	$10,000,000	$10,437,300
4.910%, 05/01/2029	3,115,000	3,926,676

Commonwealth of Massachusetts
Transportation Fund Revenue
5.631%, 06/01/2030	1,050,000	1,336,083

Massachusetts Educational
Financing Authority
3.455%, 07/01/2028	2,000,000	2,249,740
3.831%, 07/01/2024	4,215,000	4,580,145

Massachusetts State College
Building Authority
2.439%, 05/01/2028	10,375,000	11,041,386
2.499%, 05/01/2029	3,000,000	3,217,950
5.932%, 05/01/2040	550,000	787,947
		37,577,227
Michigan – 1.27%

Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,878,782
5.000%, 05/01/2040	3,975,000	5,083,787

Detroit City School District
7.747%, 05/01/2039	8,560,000	13,459,744

Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,285,795
2.710%, 11/01/2026	7,145,000	7,546,335
3.084%, 12/01/2034	5,000,000	5,477,700
3.610%, 11/01/2032	3,000,000	3,391,680

University of Michigan
5.513%, 04/01/2030	4,000,000	5,119,520
		47,243,343
Mississippi – 0.47%

Mississippi Development Bank
5.460%, 10/01/2036	5,955,000	7,555,109

State of Mississippi
5.000%, 10/15/2037	7,925,000	10,103,424
		17,658,533
Missouri – 0.38%

Kansas City Land Clearance
Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	8,868,560

St. Louis School District
6.450%, 04/01/2028	3,800,000	5,114,762
		13,983,322
Nebraska – 0.45%

Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,831,116

University of Nebraska
Facilities Corp.
2.365%, 10/01/2029	8,520,000	9,007,770
		16,838,886
Nevada – 0.39%

City of North Las Vegas, NV
6.572%, 06/01/2040	5,880,000	8,321,494

Clark County School District
5.510%, 06/15/2024	5,495,000	6,076,261
		14,397,755
New Jersey – 1.28%

Mercer County
Improvement Authority
8.270%, 12/01/2034	5,000,000	7,526,750

New Jersey Economic
Development Authority
0.000%, 02/15/2025 (e)	18,806,000	17,249,051
7.425%, 02/15/2029	10,000,000	13,064,900

New Jersey Educational
Facilities Authority
2.504%, 07/01/2023	1,355,000	1,389,986

New Jersey Institute of Technology
3.323%, 07/01/2024	2,270,000	2,364,909
3.415%, 07/01/2042	3,500,000	3,805,410

Rutgers The State University
of New Jersey
3.270%, 05/01/2043	2,000,000	2,217,920
		47,618,926
New York – 2.55%

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	1,055,000	1,112,128

Fiscal Year 2005
Securitization Corp.
4.930%, 04/01/2020	100,000	100,268

New York City Transitional Finance
Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,704,840

New York City Transitional
Finance Authority Future
Tax Secured Revenue
3.500%, 08/01/2027	12,000,000	13,534,440
3.590%, 08/01/2027	7,000,000	7,938,840
5.932%, 11/01/2036	3,215,000	3,309,875

New York City Water
& Sewer System
6.124%, 06/15/2042	7,490,000	7,589,842
6.124%, 06/15/2042	4,250,000	4,309,500

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York – 2.55% (Cont.)

New York State
Dormitory Authority
2.746%, 07/01/2030	$19,730,000	$21,337,601
2.826%, 07/01/2031	15,015,000	16,370,404
2.957%, 02/15/2032	5,975,000	6,682,619
5.096%, 08/01/2034	3,125,000	3,956,156

New York State Urban
Development Corp.
3.420%, 03/15/2028	3,580,000	3,991,413
		94,937,926
Ohio – 1.21%

Buckeye Tobacco Settlement
Financing Authority
1.850%, 06/01/2029	4,000,000	4,056,840

County of Hamilton, OH
3.756%, 06/01/2042	8,000,000	9,030,800

JobsOhio Beverage System
4.532%, 01/01/2035	13,885,000	17,526,202

South-Western City
School District
0.000%, 12/01/2028 (e)	2,735,000	2,293,763

State of Ohio
3.276%, 01/01/2042	10,000,000	11,132,400

Sycamore Community
City School District
5.850%, 12/01/2028	605,000	791,999
		44,832,004
Oklahoma – 0.36%

Oklahoma County Metro
Technology Centers
School District No. 22
3.050%, 06/01/2028	9,000,000	9,902,520

Oklahoma Development
Finance Authority
5.450%, 08/15/2028	3,015,000	3,572,353
		13,474,873
Oregon – 0.43%

Benton & Linn Counties
Consolidated School District
No. 509J & 509A
0.000%, 06/15/2038 (e)	2,000,000	2,523,660

Oregon Health &
Science University
2.850%, 07/01/2030	1,000,000	1,097,110

Oregon School
Boards Association
5.680%, 06/30/2028	10,000,000	12,555,500
		16,176,270
Pennsylvania – 1.09%

Berks County Industrial
Development Authority
3.950%, 05/15/2024	720,000	754,690
4.450%, 05/15/2027	800,000	867,336

Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,064,840
3.677%, 11/15/2025	1,000,000	1,108,700

Commonwealth
Financing Authority
2.758%, 06/01/2030	4,500,000	4,852,260
2.758%, 06/01/2030	1,040,000	1,121,411
3.657%, 06/01/2038	5,000,000	5,959,750
3.807%, 06/01/2041	30,000	36,738
4.014%, 06/01/2033	2,130,000	2,531,185

Pennsylvania Economic
Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,205,850
5.201%, 06/15/2020	1,290,000	1,301,468

Pennsylvania
Turnpike Commission
5.000%, 06/01/2042	5,000,000	6,049,400
6.375%, 12/01/2038	3,850,000	5,215,364

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2022 (e)	6,447,000	6,243,791

Union County Hospital Authority
3.800%, 08/01/2023	1,100,000	1,141,712
4.400%, 08/01/2028	1,060,000	1,180,564
		40,635,059
Puerto Rico – 0.21%

Children’s Trust Fund
5.375%, 05/15/2033	4,750,000	4,880,720

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 07/01/2027 (e)	3,237,000	2,768,995
		7,649,715
South Carolina – 0.08%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	2,000,000	2,837,320

Tennessee – 0.14%

Memphis-Shelby County
Industrial Development Board
4.700%, 07/01/2027	230,000	251,930
State of Tennessee
4.182%, 08/01/2031	4,000,000	4,803,600
		5,055,530

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas – 3.79%

City of Austin, TX Electric
Utility Revenue
2.987%, 11/15/2029	$4,985,000	$5,541,176
3.037%, 11/15/2030	1,000,000	1,117,620

City of Dallas, TX
0.000%, 02/15/2026 (e)	2,565,000	2,330,739
0.000%, 02/15/2031 (e)	10,000,000	7,923,400
0.000%, 02/15/2032 (e)	15,000,000	11,551,650

City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,276,860

City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,914,145
6.290%, 03/01/2032	4,885,000	6,144,939
6.290%, 03/01/2032	1,000,000	1,265,250
6.290%, 03/01/2032	5,580,000	7,102,336

City of Houston, TX
Airport System Revenue
6.880%, 01/01/2028	1,500,000	1,856,205

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,964,695

Colony Economic
Development Corp.
7.250%, 10/01/2042	5,000,000	5,711,500

County of Galveston, TX
5.905%, 02/01/2029	4,630,000	5,574,983

Fort Worth International Airport
2.994%, 11/01/2038	15,000,000	16,398,900

El Paso Independent
School District
1.550%, 08/15/2025	6,175,000	6,164,317

Metropolitan Transit
Authority of Harris County
Sales & Use Tax Revenue
2.599%, 11/01/2037	7,015,000	7,523,517

Midland County Fresh
Water Supply District No. 1
2.690%, 09/15/2030	6,670,000	7,098,281

New Hope Cultural
Education Facilities Corp.
4.000%, 08/01/2020 (i)	220,000	118,822

North Texas Tollway Authority
0.000%, 01/01/2031 (e)	7,500,000	6,258,525
8.410%, 02/01/2030	5,090,000	7,049,039

Port Arthur Independent
School District
5.000%, 02/15/2027	1,310,000	1,591,532
5.000%, 02/15/2028	1,740,000	2,149,283

Texas A&M University
3.531%, 05/15/2032	1,750,000	2,040,133

Texas Public Finance Authority
8.250%, 07/01/2024	9,695,000	9,938,441

Texas State University System
2.588%, 03/15/2029	3,000,000	3,212,130
		140,818,418
Utah – 0.14%

County of Salt Lake, UT
Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	5,205,300

Virginia – 0.40%

Virginia Commonwealth
Transportation Board
5.350%, 05/15/2035	3,610,000	4,686,935

Virginia Public Building Authority
5.900%, 08/01/2030	7,675,000	10,196,468
		14,883,403
Washington – 0.13%

Washington State Housing
Finance Commission
3.000%, 01/01/2025 (a)	5,000,000	5,033,650

West Virginia – 0.20%

Tobacco Settlement
Finance Authority
7.467%, 06/01/2047	6,740,000	7,492,858

Wisconsin – 0.46%

Public Finance Authority
3.930%, 12/15/2025	1,960,000	2,214,173
4.153%, 05/15/2031	3,635,000	4,202,315
5.000%, 05/15/2032 (a)	1,275,000	1,456,598
7.625%, 12/01/2048 (a)	5,000,000	5,210,950
9.000%, 06/01/2029 (a)(i)	4,000,000	4,054,840
		17,138,876
TOTAL MUNICIPAL BONDS
(Cost $887,722,298)		967,826,483

US GOVERNMENT NOTES/BONDS – 5.40%

United States Treasury Notes/Bonds
2.500%, 06/30/2020	50,000,000	50,193,360
1.500%, 07/15/2020	50,000,000	50,037,109
2.625%, 08/31/2020	50,000,000	50,318,833
2.500%, 12/31/2020	25,000,000	25,281,738
1.250%, 03/31/2021	25,000,000	25,052,735

TOTAL US GOVERNMENT
NOTES/BONDS
(Cost $200,486,992)		200,883,775

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

US TREASURY BILLS – 1.34%

United States Treasury Bills
1.602%, 04/14/2020	$50,000,000	$49,917,718

TOTAL US TREASURY BILLS
(Cost $49,904,300)		49,917,718

CLOSED-END MUTUAL FUNDS – 0.17%
BlackRock Investment Quality
Municipal Trust, Inc.	24,400	380,396
Invesco High Income Trust II	71,475	967,057
Invesco Municipal Opportunity Trust	172,200	2,161,110
Nuveen Quality Municipal
Income Fund	183,527	2,727,211

TOTAL CLOSED-END
MUTUAL FUNDS
(Cost $5,986,055)		6,235,774

SHORT-TERM INVESTMENTS – 1.70%
First American Government
Obligations Fund –
Class X, 1.493% (j)	63,342,658	63,342,658

TOTAL SHORT-TERM INVESTMENTS
(Cost $63,342,658)		63,342,658

Total Investments
(Cost $3,574,351,935) – 99.83%		3,712,541,019

Other Assets in Excess
of Liabilities – 0.17%		6,325,715

TOTAL NET ASSETS – 100.00%		$3,718,866,734

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 29, 2020.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at February 29, 2020. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Step-up bond; the rate shown represents the rate at February 29, 2020.
(g)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(h)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(i)	Represents an illiquid security. The total market value of these securities was $23,010,666, representing 0.62% of net assets.
(j)	Seven day yield at February 29, 2020.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 0.28%

Freddie Mac Multifamily ML Certificates
2019-ML06, 1.132%,
06/25/2037 (a)	$10,227,226	$1,192,942

TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $1,087,316)		1,192,942

MUNICIPAL BONDS – 95.73%

Alabama – 0.99%

Alabama Economic
Settlement Authority
3.163%, 09/15/2025	1,625,000	1,699,636

City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,236,920

Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,325,404
		4,261,960
Alaska – 0.82%

Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,473,581

CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	2,062,025
		3,535,606
Arizona – 1.88%

City of Phoenix Civic
Improvement Corp.
5.500%, 07/01/2038	2,000,000	3,170,000
5.500%, 07/01/2042	1,545,000	2,538,327

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023	325,000	341,367

Industrial Development
Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	541,490

Tempe Industrial
Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,514,535
		8,105,719
Arkansas – 0.35%

County of Saline, AR
3.550%, 06/01/2042	1,410,000	1,496,743

California – 7.14%

California School Finance Authority
3.000%, 07/15/2020 (a)(b)	2,120,000	2,123,774

California Statewide Communities
Development Authority
6.400%, 06/01/2039	2,420,000	3,442,450

City of Los Angeles, CA
Department of Airports
5.000%, 05/15/2033	1,000,000	1,221,740

City of San Diego Tobacco
Settlement Revenue Funding Corp.
4.000%, 06/01/2032	895,000	986,720

Clovis Unified School District
0.000%, 08/01/2028 (c)	2,000,000	1,781,240

El Camino Healthcare District
0.000%, 08/01/2028 (c)	1,435,000	1,262,140

Encinitas Union School District
0.000%, 08/01/2035 (c)	500,000	695,055

Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,084,605

Manteca Redevelopment Agency
Successor Agency
2.393%, 10/01/2030	500,000	524,410

M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,874,618

Palmdale Elementary School District
0.000%, 08/01/2028 (c)	500,000	434,300

Ravenswood City School District
5.000%, 08/01/2038	1,260,000	1,554,046

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,285,550

San Diego Unified School District
0.000%, 07/01/2041 (c)	2,000,000	2,305,060

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	650,776

San Mateo Foster City Public
Financing Authority
5.000%, 08/01/2049	2,000,000	2,604,160

St. Helena Unified School District
0.000%, 06/01/2036 (c)	2,805,000	3,610,287

University of California
4.601%, 05/15/2031	2,700,000	3,269,754
		30,710,685
Colorado – 5.21%

City & County of Denver, CO Airport
System Revenue
5.000%, 12/01/2034	2,500,000	3,528,325

City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	1,000,000	1,020,580

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Colorado – 5.21% (Cont.)

Colorado Health Facilities Authority
3.125%, 05/15/2027	$1,250,000	$1,252,500
5.000%, 08/01/2044	910,000	1,132,950

CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,776,132

El Paso County School
District No. 49
5.000%, 12/15/2031	1,500,000	1,811,340

Public Authority for
Colorado Energy
6.500%, 11/15/2038	1,570,000	2,556,243

Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,637,420

Vauxmont Metropolitan District
5.000%, 12/15/2021	100,000	106,273
5.000%, 12/01/2021	300,000	312,234
5.000%, 12/01/2050	1,950,000	2,357,004

Weld County School
District No. RE-2
5.000%, 12/01/2044	3,000,000	3,903,450
		22,394,451
Delaware – 1.10%

University of Delaware
5.000%, 11/01/2038	1,595,000	2,416,058
5.000%, 11/01/2039	1,510,000	2,312,444
		4,728,502
District of Columbia – 0.43%

Metropolitan Washington
Airports Authority
5.000%, 10/01/2032	1,500,000	1,840,290

Florida – 6.81%

City of Belle Isle, FL
5.500%, 10/01/2022	330,000	346,362

City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,239,860

County of Miami-Dade, FL
5.000%, 07/01/2043	1,500,000	1,816,155
5.000%, 07/01/2043	3,500,000	4,507,580

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2038	2,225,000	2,613,040

County of Miami-Dade, FL
Seaport Revenue
5.750%, 10/01/2028	545,000	633,900

County of Sarasota, FL Utility
System Revenue
5.000%, 10/01/2039	2,000,000	2,587,860

Dade County, FL Professional Sports
Franchise Facilities Tax Revenue
5.250%, 10/01/2030	1,030,000	1,410,595

Florida Development Finance Corp.
1.900%, 01/01/2049	2,505,000	2,505,852
6.500%, 01/01/2049 (a)	3,250,000	3,358,355

Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,795,140

School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,191,589

School District of Broward County
5.000%, 07/01/2040	2,500,000	3,179,350

Venetian Community
Development District
5.000%, 05/01/2023	100,000	103,899
		29,289,537
Georgia – 1.28%

Americus & Sumter County
Hospital Authority
5.125%, 05/15/2023	325,000	346,655

Brookhaven Development Authority
5.000%, 07/01/2039	770,000	997,281

City of Atlanta, GA Water &
Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,944,444

Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	631,580

Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,601,225
		5,521,185
Hawaii – 0.88%

City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,390,380

State of Hawaii
5.000%, 01/01/2038	1,885,000	2,399,888
		3,790,268
Illinois – 5.66%

Boone & Winnebago
Counties Community Unit
School District No. 200
0.000%, 01/01/2024 (c)	815,000	767,877

Boone Mchenry & Dekalb
Counties Community Unit
School District No. 100
0.000%, 12/01/2023 (c)	1,135,000	1,088,431
0.000%, 12/01/2024 (c)	520,000	490,786

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois – 5.66% (Cont.)

Chicago Board of Education
0.000%, 12/01/2022 (c)	$840,000	$817,093

Chicago O’Hare
International Airport
5.000%, 01/01/2037	2,000,000	2,425,120

Chicago Transit Authority
5.000%, 06/01/2024	750,000	867,502
5.250%, 12/01/2036	1,500,000	1,610,820

Cook County School
District No. 103
0.000%, 12/01/2022 (c)	850,000	820,531

Illinois Finance Authority
5.000%, 01/01/2034	500,000	601,405
5.000%, 07/01/2037	2,010,000	2,617,844

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2026 (c)	2,380,000	2,175,344

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	3,500,000	4,275,075

Railsplitter Tobacco
Settlement Authority
5.000%, 06/01/2027	1,000,000	1,231,130

Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	2,118,778

State of Illinois
6.000%, 06/15/2026	1,575,000	2,015,528

Will County Community Unit
School District No. 201
0.000%, 11/01/2020 (c)	430,000	426,865
		24,350,129
Indiana – 4.50%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	586,070

Hammond Multi-School
Building Corp.
5.000%, 07/15/2034	2,000,000	2,499,040

Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,206,850
5.500%, 11/15/2026	1,155,000	1,233,136

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	1,010,000	1,222,807

Indiana Municipal Power Agency
5.000%, 01/01/2042	2,500,000	3,022,250

Indianapolis Local Public
Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,206,914
5.000%, 01/01/2039	2,500,000	3,188,075
5.250%, 02/01/2039	2,120,000	2,788,881

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2033	1,130,000	1,389,120
		19,343,143
Iowa – 0.30%

Iowa Finance Authority
2.875%, 05/15/2049	1,250,000	1,268,063

Kentucky – 2.03%

Grant County School District
Finance Corp.
1.400%, 08/01/2022	240,000	240,408

Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,820,470

Kentucky Economic
Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,105,780

Kentucky Public Energy Authority
4.000%, 02/01/2050	3,000,000	3,564,840
		8,731,498
Louisiana – 1.78%

East Baton Rouge
Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,361,300

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	464,005

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 11/01/2032	1,200,000	1,453,020
5.000%, 12/01/2037	1,685,000	2,156,750

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	434,100
5.250%, 05/15/2033	740,000	799,570
		7,668,745
Maine – 0.61%

Maine Governmental
Facilities Authority
5.000%, 10/01/2038	2,000,000	2,609,640

Maryland – 0.36%

City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,560,577

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Massachusetts – 1.29%

Commonwealth of Massachusetts
5.250%, 09/01/2043	$2,000,000	$2,594,020

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	85,000	90,222
5.000%, 07/01/2028	2,250,000	2,866,635
		5,550,877
Michigan – 2.01%

Battle Creek School District
5.000%, 05/01/2037	775,000	938,951

Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,479,280

Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,205,010

Detroit City School District
5.250%, 05/01/2027	715,000	912,669

Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,281,280

Michigan Finance Authority
3.875%, 10/01/2023	250,000	268,330
5.000%, 12/01/2041	1,950,000	2,553,915
		8,639,435
Minnesota – 1.75%

City of Minneapolis, MN
3.750%, 11/01/2021	1,000,000	1,000,440
5.000%, 03/01/2029	450,000	479,016

City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,103,870

Dakota County Community
Development Agency
3.800%, 07/01/2022	2,000,000	2,007,160

Housing & Redevelopment
Authority of the City of St. Paul, MN
3.750%, 09/01/2021	1,000,000	1,000,500
3.750%, 03/01/2021	1,000,000	1,000,000

Minneapolis-St. Paul Metropolitan
Airports Commission
5.000%, 01/01/2041	750,000	924,097
		7,515,083
Missouri – 1.72%

Jackson County School District
5.500%, 03/01/2035	1,015,000	1,387,627
5.500%, 03/01/2037	990,000	1,351,399

Kansas City Land Clearance
Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	1,127,690

Maryland Heights Industrial
Development Authority
5.000%, 03/15/2039	1,000,000	1,119,090

Missouri Joint Municipal Electric
Utility Commission
5.000%, 12/01/2040	2,000,000	2,404,160
		7,389,966
Nebraska – 0.64%

Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,747,760

Nevada – 2.25%

City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,413,281

County of Clark
Department of Aviation
5.000%, 07/01/2041	2,500,000	3,239,525

County of Washoe, NV
5.000%, 02/01/2042	2,000,000	2,549,860

Las Vegas Convention &
Visitors Authority
5.000%, 07/01/2043	2,000,000	2,483,040
		9,685,706
New Jersey – 2.04%

Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,236,078

New Jersey Economic
Development Authority
3.375%, 07/01/2030	1,000,000	1,070,930
5.500%, 01/01/2027	300,000	349,233
6.425%, 12/15/2035	1,805,000	1,830,523

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2027	750,000	944,302

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027 (c)	2,150,000	1,898,730
0.000%, 12/15/2030 (c)	1,780,000	1,455,417
		8,785,213
New Mexico – 0.16%

City of Santa Fe, NM
2.250%, 05/15/2024	700,000	704,655

New York – 4.45%

City of New York, NY
5.000%, 12/01/2037	2,000,000	2,586,420
6.246%, 06/01/2035	2,000,000	2,023,080

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York – 4.45% (Cont.)

New York City Transitional
Finance Authority Future
Tax Secured Revenue
5.000%, 08/01/2040	$5,000,000	$6,361,250

New York City Water &
Sewer System
5.000%, 06/15/2040	2,005,000	2,554,510

New York Liberty
Development Corp.
5.250%, 10/01/2035	875,000	1,265,259

New York State
Dormitory Authority
5.000%, 03/15/2041	2,000,000	2,572,200

Port Authority of
New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,783,823
		19,146,542
North Carolina – 0.23%

North Carolina Medical
Care Commission
3.550%, 10/01/2024	1,000,000	1,000,890

North Dakota – 0.87%

City of Horace, ND
2.500%, 08/01/2021	2,000,000	2,010,280

City of Mandan, ND
2.750%, 09/01/2041	915,000	932,961

County of Burleigh, ND
3.000%, 11/01/2021	800,000	800,064
		3,743,305
Ohio – 3.80%

Buckeye Tobacco Settlement
Financing Authority
1.850%, 06/01/2029	2,000,000	2,028,420

County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,563,549

County of Hamilton, OH
3.374%, 06/01/2034	3,000,000	3,334,230

Dayton City School District
5.000%, 11/01/2031	1,000,000	1,373,980

Franklin County Convention
Facilities Authority
5.000%, 12/01/2046	3,000,000	3,828,060

Highland Local School District
5.250%, 12/01/2054	1,500,000	1,713,855

Licking Heights Local
School District
5.000%, 10/01/2042	1,000,000	1,238,880

State of Ohio
5.000%, 01/01/2033	1,000,000	1,276,380
		16,357,354
Oregon – 0.82%

Benton & Linn Counties
Consolidated School
District No. 509J & 509A
0.000%, 06/15/2038 (c)	1,455,000	1,835,963

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	507,978

Port of Portland, OR
Airport Revenue
5.000%, 07/01/2042	1,000,000	1,201,960
		3,545,901
Pennsylvania – 2.91%

Berks County Industrial
Development Authority
3.200%, 05/15/2021	565,000	568,480

Commonwealth Financing Authority
5.000%, 06/01/2034	1,000,000	1,258,340
5.000%, 06/01/2035	500,000	627,175

Delaware Valley Regional
Finance Authority
1.990%, 09/01/2048	1,000,000	1,004,510

Hopewell Area School District
0.000%, 09/01/2026 (c)	900,000	815,400

Montour School District
5.000%, 04/01/2035	1,825,000	2,176,586

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	911,430

Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	829,713
6.375%, 12/01/2038	2,000,000	2,709,280

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2021 (c)	1,025,000	1,006,222

Scranton School District
5.000%, 12/01/2035	500,000	619,320
		12,526,456
Puerto Rico – 1.51%

Children’s Trust Fund
5.375%, 05/15/2033	1,590,000	1,633,757

Puerto Rico Convention
Center District Authority
4.500%, 07/01/2036	1,900,000	1,904,294

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Puerto Rico – 1.51% (Cont.)

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 07/01/2024 (c)	$2,034,000	$1,861,150
0.000%, 07/01/2029 (c)	1,331,000	1,079,827
		6,479,028
Rhode Island – 1.02%

City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,539,777

Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,030,822
5.000%, 12/01/2025	525,000	632,174

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	175,000	175,445
		4,378,218
South Carolina – 1.73%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	1,000,000	1,418,660

Spartanburg County School
District No. 7
5.000%, 03/01/2039	4,635,000	6,020,911
		7,439,571
Tennessee – 0.45%

Metropolitan Nashville
Airport Authority
5.000%, 07/01/2044	1,500,000	1,930,380

Texas – 12.83%

Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,576,501

Alvin Texas Independent
School District
5.000%, 02/15/2038	2,095,000	2,605,007

Arlington Higher Education
Finance Corp.
2.550%, 12/01/2029	1,850,000	1,938,153
5.000%, 02/15/2030	1,000,000	1,182,740

Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,703,593

City of Austin, TX
5.000%, 09/01/2039	2,345,000	3,061,913

City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,124,468

City of San Antonio, TX
5.000%, 08/01/2037	5,015,000	6,467,795

City of San Antonio, TX Electric &
Gas Systems Revenue
5.000%, 02/01/2044	1,000,000	1,281,950

Colony Economic
Development Corp.
7.250%, 10/01/2042	1,500,000	1,713,450

Colony Local Development Corp.
7.250%, 10/01/2033	600,000	690,324

County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,572,129

County of Harris, TX
1.803%, 08/15/2035	1,020,000	979,557
5.000%, 08/15/2034	1,000,000	1,242,040

Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,145,776

El Paso Independent
School District
5.000%, 08/15/2037	1,250,000	1,545,925

Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,535,680

Harris County-Houston
Sports Authority
5.000%, 11/15/2027	500,000	578,910

North East Independent
School District
5.250%, 02/01/2030	1,025,000	1,419,338
5.250%, 02/01/2035	1,000,000	1,529,840

North Texas Tollway Authority
5.000%, 01/01/2043	1,965,000	2,455,995

San Antonio Water System
5.000%, 05/15/2050	3,000,000	3,904,980

Socorro Independent
School District
5.000%, 08/15/2039	2,000,000	2,478,640

State of Texas
5.500%, 08/01/2033	1,000,000	1,257,180

Tarrant County Cultural
Education Facilities Finance Corp.
5.000%, 07/01/2036	1,500,000	1,911,825

Texas Municipal Gas
Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,690,000	2,012,182

United Independent School District
5.000%, 08/15/2037	2,580,000	3,258,308
		55,174,199
Utah – 2.35%

County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,815,345

Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	3,000,000	3,656,550

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2020 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Utah – 2.35% (Cont.)

Utah Associated Municipal
Power Systems
5.000%, 09/01/2037	$2,005,000	$2,509,578

Utah Charter School
Finance Authority
5.000%, 10/15/2035	1,500,000	1,776,945
6.300%, 07/15/2032	335,000	360,273
		10,118,691
Vermont – 0.07%

Vermont Economic
Development Authority
5.000%, 05/01/2021	300,000	309,360

Washington – 4.92%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2026 (c)	450,000	417,753

City of Seattle, WA Municipal
Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,866,820

Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,734,060

Spokane County School
District No. 81
5.000%, 12/01/2036	2,000,000	2,626,760

State of Washington
5.000%, 08/01/2039	5,000,000	6,407,100

Washington Health Care
Facilities Authority
5.000%, 10/01/2038	1,535,000	1,799,081

Washington State Convention
Center Public Facilities District
5.000%, 07/01/2048	2,000,000	2,487,920

Washington State Housing
Finance Commission
2.375%, 01/01/2026 (a)	1,250,000	1,257,400
5.000%, 01/01/2055 (a)	500,000	572,470
		21,169,364
West Virginia – 1.83%

Roane County Building Commission
2.550%, 11/01/2021	2,000,000	2,012,700

State of West Virginia
5.000%, 06/01/2041	2,500,000	3,251,575
5.000%, 12/01/2043	2,000,000	2,586,420
		7,850,695
Wisconsin – 1.95%

County of Milwaukee, WI
Airport Revenue
5.000%, 12/01/2028	1,000,000	1,238,490

Plateville Redevelopment Authority
5.000%, 07/01/2022	450,000	471,803

Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,248,950
5.000%, 07/01/2038	2,000,000	2,499,220
5.250%, 05/15/2037 (a)	500,000	572,515
9.000%, 12/01/2029 (a)(b)	1,000,000	1,013,710

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2034	1,100,000	1,364,110
		8,408,798
TOTAL MUNICIPAL BONDS
(Cost $382,599,843)		411,804,188

SHORT-TERM INVESTMENTS – 3.77%
First American Government
Obligations Fund –
Class X, 1.493% (d)	16,207,583	16,207,583

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,207,583)		16,207,583

Total Investments
(Cost $399,894,742) – 99.78%		429,204,713

Other Assets in Excess
of Liabilities – 0.22%		963,732

TOTAL NET ASSETS – 100.00%		$430,168,445

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Represents an illiquid security. The total market value of these securities was $3,137,484, representing 0.73% of net assets.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(d)	Seven day yield at February 29, 2020.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$72,858,830	$6,149,446
Dividend income	180,635	—
Total Investment Income	73,039,465	6,149,446

Expenses
Advisory fees	9,535,599	726,404
Transfer agent fees and expenses	1,692,308	41,638
Administration and accounting fees	808,880	127,179
Federal and state registration fees	179,864	34,062
Reports to shareholders	126,762	11,229
Custody fees	90,348	9,609
Distribution fees – Class C	53,433	—
Legal fees	21,022	6,512
Shareholder servicing fees – Class C	17,811	—
Distribution fees – Class A	14,584	28,735
Audit and tax fees	11,388	9,268
Chief Compliance Officer fees	6,188	6,188
Trustees’ fees	5,018	5,116
Other expenses	17,470	5,200
Total Expenses	12,580,675	1,011,140
Expense Recoupment by Adviser (Note 4)	—	16,401
Net Expenses	12,580,675	1,027,541

Net Investment Income	60,458,790	5,121,905

Realized and Unrealized Gain on Investments
Net realized gain from:
Investments	12,477,118	816,658
Change in net unrealized appreciation from investments	41,457,894	9,194,397
Net Realized and Unrealized Gain on Investments	53,935,012	10,011,055

Net Increase in Net Assets from Operations	$114,393,802	$15,132,960

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
From Operations
Net investment income	$60,458,790	$77,555,479
Net realized gain from investments	12,477,118	15,519,285
Change in net unrealized appreciation from investments	41,457,894	104,022,848
Net increase in net assets from operations	114,393,802	197,097,612

From Distributions
Net dividends and distributions – Institutional Class	(62,125,636)	(85,755,546)
Net dividends and distributions – Class A(1)	(226,300)	(77,697)
Net dividends and distributions – Class C(2)	(228,912)	(70,290)
Net decrease in net assets resulting from distributions paid	(62,580,848)	(85,903,533)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	1,076,946,469	1,561,491,883
Proceeds from shares sold – Class A(1)	8,091,762	8,700,779
Proceeds from shares sold – Class C(2)	13,986,405	7,252,512
Shares issued in reinvestment of distributions declared –
Institutional Class	53,956,123	70,780,541
Shares issued in reinvestment of distributions declared – Class A(1)	225,787	69,711
Shares issued in reinvestment of distributions declared – Class C(2)	228,309	61,611
Cost for shares redeemed – Institutional Class(3)	(335,304,504)	(466,038,145)
Cost for shares redeemed – Class A(1)(4)	(909,103)	(1,372,813)
Cost for shares redeemed – Class C(2)(5)	(1,989,406)	(55,176)
Net increase in net assets from capital share transactions	815,231,842	1,180,890,903

Total Increase in Net Assets	867,044,796	1,292,084,982

Net Assets
Beginning of period	2,851,821,938	1,559,736,956
End of period	$3,718,866,734	$2,851,821,938

(1)	Class A Shares commenced operations on January 2, 2019.
(2)	Class C Shares commenced operations on January 2, 2019.
(3)	Net of redemption fees of $62,120 and $213,584 for the six months ended February 29, 2020 and the year ended August 31, 2019, respectively.
(4)	Net of redemption fees of $2 and $1,068 for the six months ended February 29, 2020 and the year ended August 31, 2019, respectively.
(5)	Net of redemption fees of $1,762 and $432 for the six months ended February 29, 2020 and the year ended August 31, 2019, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
From Operations
Net investment income	$5,121,905	$7,848,552
Net realized gain from investments	816,658	1,413,953
Change in net unrealized appreciation from investments	9,194,397	18,485,408
Net increase in net assets from operations	15,132,960	27,747,913

From Distributions
Net dividends and distributions – Institutional Class	(5,343,663)	(7,251,756)
Net dividends and distributions – Class A	(331,193)	(564,372)
Net decrease in net assets resulting from distributions paid	(5,674,856)	(7,816,128)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	103,083,339	133,246,607
Proceeds from shares sold – Class A	4,388,519	3,689,376
Shares issued in reinvestment of distributions declared – Institutional Class	4,465,802	5,653,643
Shares issued in reinvestment of distributions declared – Class A	266,711	468,848
Cost for shares redeemed – Institutional Class(1)	(19,455,507)	(58,351,076)
Cost for shares redeemed – Class A(2)	(1,562,947)	(6,246,615)
Net increase in net assets from capital share transactions	91,185,917	78,460,783

Total Increase in Net Assets	100,644,021	98,392,568

Net Assets
Beginning of period	329,524,424	231,131,856
End of period	$430,168,445	$329,524,424

(1)	Net of redemption fees of $1,093 and $1,191 for the six months ended February 29, 2020 and the year ended August 31, 2019, respectively.
(2)	Net of redemption fees of $462 and $122 for the six months ended February 29, 2020 and the year ended August 31, 2019, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 29, 2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Institutional Class Shares

Net Asset Value,
Beginning of Period	$23.22	$22.21	$22.84	$22.98	$22.53	$22.91

Income/(loss) from
investment operations:
Net investment income(1)	0.44	0.83	0.94	1.09	1.17	0.98
Net realized and unrealized
gain/(loss) on investments(2)	0.30	1.07	(0.50)	0.05	0.46	(0.28)
Total from investment operations	0.74	1.90	0.44	1.14	1.63	0.70

Less distributions paid:
From net investment income	(0.45)	(0.89)	(1.07)	(1.28)	(1.19)	(1.08)
From net realized gain on investments	—	—	—	—	—	—
Total distributions paid	(0.45)	(0.89)	(1.07)	(1.28)	(1.19)	(1.08)

Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)

Net Asset Value, End of Period	$23.51	$23.22	$22.21	$22.84	$22.98	$22.53

Total Return(4)	3.23%	8.79%	2.00%	5.20%	7.48%	3.13%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$3,683,706	$2,836,855	$1,559,737	$1,057,374	$688,597	$164,375

Ratio of expenses to
average net assets(5)	0.79%	0.80%	0.81%	0.76%	0.79%	0.84%

Ratio of net investment income
to average net assets(5)	3.81%	3.68%	4.19%	4.83%	5.14%	4.31%

Portfolio turnover rate(4)	17.32%	40.59%	37.99%	78.53%	45.58%	80.49%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Period
	Ended	Ended
	February 29, 2020	August 31,
	(Unaudited)	2019(1)
Class A Shares

Net Asset Value, Beginning of Period	$23.23	$22.13

Income from investment operations:
Net investment income(2)	0.41	0.58
Net realized and unrealized gain on investments(3)	0.30	1.08
Total from investment operations	0.71	1.66

Less distributions paid:
From net investment income	(0.43)	(0.57)
From net realized gain on investments	—	—
Total distributions paid	(0.43)	(0.57)

Paid-in capital from redemption fees (Note 2)	0.00 (4)	0.01

Net Asset Value, End of Period	$23.51	$23.23

Total Return(5)(6)	3.09%	7.67%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$15,196	$7,549

Ratio of expenses to average net assets(7)	1.04%	1.05%

Ratio of net investment income to average net assets(7)	3.57%	3.80%

Portfolio turnover rate(6)(8)	17.32%	40.59%

(1)	The Class A shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than 0.5 cent per share.
(5)	Based on net asset value, which does not reflect sales charge.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Period
	Ended	Ended
	February 29, 2020	August 31,
	(Unaudited)	2019(1)
Class C Shares

Net Asset Value, Beginning of Period	$23.18	$22.13

Income from investment operations:
Net investment income(2)	0.32	0.46
Net realized and unrealized gain on investments(3)	0.30	1.09
Total from investment operations	0.62	1.55

Less distributions paid:
From net investment income	(0.35)	(0.50)
From net realized gain on investments	—	—
Total distributions paid	(0.35)	(0.50)

Paid-in capital from redemption fees (Note 2)	0.00 (4)	0.00 (4)

Net Asset Value, End of Period	$23.45	$23.18

Total Return(5)	2.72%	7.10%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$19,965	$7,418

Ratio of expenses to average net assets(6)	1.79%	1.80%

Ratio of net investment income to average net assets(6)	2.83%	3.04%

Portfolio turnover rate(5)(7)	17.32%	40.59%

(1)	The Class C shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than 0.5 cent per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 29, 2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Institutional Class Shares

Net Asset Value,
Beginning of Period	$25.49	$23.79	$24.34	$24.87	$23.26	$23.07

Income/(loss) from
investment operations:
Net investment income(1)	0.36	0.72	0.67	0.62	0.57	0.61
Net realized and unrealized
gain/(loss) on investments	0.56	1.69	(0.55)	(0.53)	1.59	0.18
Total from investment operations	0.92	2.41	0.12	0.09	2.16	0.79

Less distributions paid:
From net investment income	(0.32)	(0.71)	(0.67)	(0.61)	(0.55)	(0.60)
From net realized gain on investments	(0.07)	—	—	(0.01)	—	—
Total distributions paid	(0.39)	(0.71)	(0.67)	(0.62)	(0.55)	(0.60)

Paid-in capital from
redemption fees (Note 2)(2)	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$26.02	$25.49	$23.79	$24.34	$24.87	$23.26

Total Return(3)	3.67%	10.31%	0.46%	0.50%	9.43%	3.41%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$404,389	$307,384	$208,325	$172,201	$129,466	$63,257

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(4)	0.54%	0.57%	0.60%	0.66%	0.73%	0.86%
After waiver, expense
reimbursements and recoupments(4)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(4)	2.85%	2.94%	2.76%	2.50%	2.16%	2.30%
After waiver, expense
reimbursements and recoupments(4)	2.84%	2.96%	2.81%	2.61%	2.34%	2.61%

Portfolio turnover rate(3)	10.22%	35.29%	28.49%	42.53%	13.66%	31.83%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Ended	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 29, 2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Class A Shares

Net Asset Value,
Beginning of Period	$25.51	$23.81	$24.36	$24.91	$23.30	$23.09

Income/(loss) from
investment operations:
Net investment income(1)	0.33	0.66	0.61	0.56	0.50	0.55
Net realized and unrealized
gain/(loss) on investments	0.56	1.69	(0.55)	(0.53)	1.60	0.17
Total from investment operations	0.89	2.35	0.06	0.03	2.10	0.72

Less distributions paid:
From net investment income	(0.29)	(0.65)	(0.61)	(0.57)	(0.51)	(0.54)
From net realized gain on investments	(0.07)	—	—	(0.01)	—	—
Total distributions paid	(0.36)	(0.65)	(0.61)	(0.58)	(0.51)	(0.54)

Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.02	0.03

Net Asset Value, End of Period	$26.04	$25.51	$23.81	$24.36	$24.91	$23.30

Total Return(3)(4)	3.55%	10.02%	0.25%	0.24%	9.20%	3.29%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$25,779	$22,141	$22,807	$25,495	$31,744	$10,476

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(5)	0.79%	0.82%	0.85%	0.80%	0.85%	1.10%
After waiver, expense
reimbursements and recoupments(5)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(5)	2.59%	2.69%	2.50%	2.34%	2.02%	2.05%
After waiver, expense
reimbursements and recoupments(5)	2.58%	2.71%	2.55%	2.34%	2.07%	2.35%

Portfolio turnover rate(4)	10.22%	35.29%	28.49%	42.53%	13.66%	31.83%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Based on net asset value, which does not reflect sales charge.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Strategic Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Strategic Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2020 (Unaudited)

each class of investments. These inputs are summarized in the three broad levels listed below:

»	Level 1: Quoted prices in active markets for identical securities.
»	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
»	Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2020:

Performance Trust Strategic Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed
Securities	$—	$206,265,545	$—	$206,265,545
Collateralized
Loan
Obligations	—	242,415,577	—	242,415,577
Corporate
Bonds	—	285,192,541	—	285,192,541
Non – Agency
Residential
Mortgage
Backed
Securities	—	730,565,142	—	730,565,142
Non – Agency
Commercial
Mortgage
Backed
Securities	—	760,932,563	—	760,932,563
Agency
Commercial
Mortgage
Backed
Securities	—	198,963,243	—	198,963,243
Municipal
Bonds	—	967,826,483	—	967,826,483
US
Government
Notes/Bonds	—	200,883,775	—	200,883,775
US
Treasury Bills	—	49,917,718	—	49,917,718
Total Fixed
Income:	—	3,642,962,587	—	3,642,962,587
Equity
Closed-End
Mutual
Funds	6,235,774	—	—	6,235,774
Total Equity	6,235,774	—	—	6,235,774
Short-Term
Investments	63,342,658	—	—	63,342,658
Total
Investments
in Securities	$69,578,432	$3,642,962,587	$—	$3,712,541,019

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency
Commercial
Mortgage
Backed
Securities	$—	$1,192,942	$—	$1,192,942
Municipal
Bonds	—	411,804,188	—	411,804,188
Total Fixed
Income	—	412,997,130	—	412,997,130
Short-Term
Investments	16,207,583	—	—	16,207,583
Total
Investments
in Securities	$16,207,583	$412,997,130	$—	$429,204,713

The Funds did not hold any Level 3 securities during the six months ended February 29, 2020.

The Funds did not hold any financial derivative instruments during the six months ended February 29, 2020.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 29, 2020, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 29, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 29, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2016.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2020 (Unaudited)

tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Funds eliminated the redemption fees. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of a Fund’s daily NAV calculation. For the six months ended February 29, 2020, redemption fees of $63,884 and $1,555 were collected for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Funds and 0.75% of average daily net assets of the Class C shares of the Strategic Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Strategic Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2019 and August 31, 2018 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2019	AUGUST 31, 2018
Ordinary Income	$85,903,533	$62,058,773
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2019	AUGUST 31, 2018
Ordinary Income	$ 349,527	$ 6,020
Tax-Exempt Income	7,466,601	5,985,900
Long-Term Capital Gain	—	—

As of August 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND

Cost basis of investments for federal
income tax purposes	$2,752,628,622
Gross tax unrealized appreciation	$126,039,683
Gross tax unrealized depreciation	(29,299,838)
Net tax unrealized appreciation	96,739,845
Undistributed ordinary income	2,537,641
Undistributed long-term capital gain	—
Total distributable earnings	2,537,641
Other accumulated losses	(17,972,811)
Total accumulated gains	$81,304,675

PERFORMANCE TRUST MUNICIPAL BOND FUND

Cost basis of investments for federal
income tax purposes	$308,850,677
Gross tax unrealized appreciation	$20,382,499
Gross tax unrealized depreciation	(266,925)
Net tax unrealized appreciation	20,115,574
Undistributed tax-exempt income	45,541
Undistributed long-term capital gain	1,049,340
Total distributable earnings	1,094,881
Other accumulated losses	—
Total accumulated gains	$21,210,455

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and non-REIT return of capital.

At August 31, 2019, the Strategic Bond Fund had short-term capital loss carryovers of $17,971,713. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Strategic Bond Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended August 31, 2019, short-term capital loss carryovers of $4,267,003 and $364,613 were utilized by the Strategic Bond Fund and Municipal Bond Fund, respectively. During the year

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2020 (Unaudited)

ended August 31, 2019, long-term capital loss carryovers of $536,307 were utilized by the Strategic Bond Fund.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended August 31, 2019, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Total distributable
earnings	$—	$—
Paid in capital	$—	$—

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at least through December 29, 2020 at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95% and 0.55% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund, respectively.  Prior to December 29, 2017, the Adviser had agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, and extraordinary expenses), did not exceed 0.95%, 0.55% and 0.80% of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund – Institutional Class and Class A shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.  During the six months ended February 29, 2020, expenses of $15,382 for the Municipal Bond Fund – Institutional Class, and $1,019 for the Municipal Bond Fund – Class A were recouped by the Adviser.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal year ending:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2020	$—	$85,581
August 31, 2021	$—	$100,645
August 31, 2022	$—	$49,664

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Funds, which authorize the Funds to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Strategic Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Strategic Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the six months ended February 29, 2020, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

		Shareholder
	12b-1 Fees	Servicing Fees
Strategic Bond Fund
Class A	$14,584	N/A
Class C	$53,433	$17,811
Municipal Bond Fund
Class A	$28,735	N/A

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the six months ended February 29, 2020, and owed as of February 29, 2020, are as follows:

Administration
and Accounting	Incurred		Owed
Strategic Bond Fund	$808,880		$291,387
Municipal Bond Fund	$127,179		$43,990

Transfer Agency	Incurred		Owed
Strategic Bond Fund	$291,998	(1)	$103,091	(1)
Municipal Bond Fund	$41,638		$15,622

(1) This amount does not include sub-transfer agency fees.

Custody	Incurred	Owed
Strategic Bond Fund	$90,348	$32,093
Municipal Bond Fund	$9,609	$3,521

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2020 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 29, 2020, and owed as of February 29, 2020, are as follows:

	Incurred	Owed
Strategic Bond Fund	$6,188	$2,073
Municipal Bond Fund	$6,188	$2,014

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	February 29, 2020	AUGUST 31, 2019
Shares sold	46,723,038	69,620,617
Shares issued
to holders in
reinvestment
of distributions	2,349,594	3,148,637
Shares redeemed	(14,547,581)	(20,820,292)
Net increase	34,525,051	51,948,962

STRATEGIC BOND FUND – CLASS A
	SIX MONTHS ENDED	PERIOD ENDED
	February 29, 2020	AUGUST 31, 2019(1)
Shares sold	351,086	381,918
Shares issued
to holders in
reinvestment
of distributions	9,830	3,049
Shares redeemed	(39,582)	(60,032)
Net increase	321,334	324,935

(1) The Class A shares commenced operations on January 2, 2019.

STRATEGIC BOND FUND – CLASS C

	SIX MONTHS ENDED	PERIOD ENDED
	February 29, 2020	AUGUST 31, 2019(1)
Shares sold	608,074	319,782
Shares issued
to holders in
reinvestment
of distributions	9,966	2,701
Shares redeemed	(86,553)	(2,431)
Net increase	531,487	320,052

(1) The Class C shares commenced operations on January 2, 2019.

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	February 29, 2020	AUGUST 31, 2019
Shares sold	4,075,309	5,494,023
Shares issued
to holders in
reinvestment of
distributions	177,412	232,279
Shares redeemed	(768,683)	(2,422,921)
Net increase	3,484,038	3,303,381

MUNICIPAL BOND FUND – CLASS A

	SIX MONTHS ENDED	YEAR ENDED
	February 29, 2020	AUGUST 31, 2019
Shares sold	173,338	151,464
Shares issued
to holders in
reinvestment of
distributions	10,588	19,320
Shares redeemed	(61,745)	(260,682)
Net increase (decrease)	122,181	(89,898)

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 29, 2020, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$350,752,490	$—
Other	925,733,889	117,741,140
Sales
U.S. Government	$108,897,740	$—
Other	420,740,482	36,108,949

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 29, 2020, Raymond James, for the benefit of its customers, held 40.24% of the Strategic Bond Fund’s outstanding Class A shares. At February 29, 2020, Raymond James and Morgan Stanley Smith Barney, LLC, for the benefit of its customers, held 38.82% and 38.51%, respectively, of the Strategic Bond Fund's outstanding Class C shares.  At February 29, 2020, National Financial Services Corp. and Charles Schwab & Company, Inc., for the benefit of its customers, held 27.21% and 26.17%, respectively, of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 29, 2020, National Financial Services Corp. for the benefit of its customers, held 52.70% of the Municipal Bond Fund’s outstanding Class A shares.

10.	Line of Credit

At February 29, 2020, the Strategic Bond Fund and the Municipal Bond Fund each had a line of credit which matures on August 8, 2020 with a maximum borrowing equal to the lesser of $200,000,000 and $30,000,000, respectively, or 20% and 33.33%, respectively, of the fair value of unencumbered assets of each Fund. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate (4.75% as of February 29, 2020). The Funds did not utilize their lines of credit during the six months ended February 29, 2020.

The Funds did not have any outstanding balances on the lines of credit at February 29, 2020.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2020 (Unaudited)

11.	New Accounting Pronouncement

In March 2017, the FASB issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events
On March 16, 2020, the Funds declared and paid distributions from ordinary income to shareholders of record as of March 13, 2020, as follows:

Ordinary
Income
Strategic Bond Fund
Institutional Class	$10,441,448
Class A	$40,119
Class C	$42,889

Municipal Bond Fund
Institutional Class	$889,540
Class A	$55,833

Recent Market Events Risk.  U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the upcoming U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Period Ended February 29, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase payments (Class A shares only) and (2) ongoing costs, including management fees, distribution 12b-1 and service fees (Class A and Class C shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/19 – 2/29/20).

Actual Expenses
The first line of the following tables provides information about actual account values and actual expenses for each Fund.  If you purchase Class A shares of a Fund you will pay an initial sales charge of 2.25% when you invest. The tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2019 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2019	FEBRUARY 29, 2020	FEBRUARY 29, 2020*
Actual	$1,000.00	$1,032.30	$3.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.93	$3.97

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2019 –
CLASS A	SEPTEMBER 1, 2019	FEBRUARY 29, 2020	FEBRUARY 29, 2020*
Actual	$1,000.00	$1,030.90	$5.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.69	$5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2019 –
CLASS C	SEPTEMBER 1, 2019	FEBRUARY 29, 2020	FEBRUARY 29, 2020*
Actual	$1,000.00	$1,027.20	$9.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.96	$8.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

EXPENSE EXAMPLE (CONT.)
Period Ended February 29, 2020 (Unaudited)

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2019 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2019	FEBRUARY 29, 2020	FEBRUARY 29, 2020*
Actual	$1,000.00	$1,036.70	$2.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.13	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2019 –
CLASS A	SEPTEMBER 1, 2019	FEBRUARY 29, 2020	FEBRUARY 29, 2020*
Actual	$1,000.00	$1,035.50	$4.05
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.89	$4.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Independent Trustees

Michael D.	Trustee	Indefinite Term;	19	Professor Emeritus,	Independent
Akers, Ph.D.		Since August 22,		Department of Accounting	Trustee, USA
615 E. Michigan St.		2001		(June 2019-present),	MUTUALS
Milwaukee, WI				Professor, Department of	(an open-end
53202				Accounting (2004-2019),	investment
Year of Birth: 1955				Chair, Department of	company with
				Accounting (2004-2017),	two portfolios).
Marquette University.

Gary A. Drska	Trustee	Indefinite Term;	19	Pilot, Frontier/Midwest	Independent
615 E. Michigan St.		Since August 22,		Airlines, Inc. (airline company)	Trustee, USA
Milwaukee, WI		2001		(1986-present).	MUTUALS
53202					(an open-end
Year of Birth: 1956					investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	19	Retired (2011-present);	Independent
615 E. Michigan St.		Since October 23,		Managing Director, Chief	Trustee, Gottex
Milwaukee, WI		2009		Administrative Officer (“CAO”)	Trust (an open-
53202				and Chief Compliance Officer	end investment
Year of Birth: 1943				(“CCO”), Granite Capital	company)
				International Group, L.P.	(2010-2016);
				(an investment management	Independent
				firm) (1994-2011).	Manager, Ramius
IDF fund complex
(two closed-end
investment
companies) (2010-
2015); Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies) (2010-
2015); Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010-2015).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Interested Trustee and Officers

Joseph C.	Chairperson	Indefinite Term;	19	President (2017-present),	Trustee, Buffalo
Neuberger*	and Trustee	Since August 22,		Chief Operating Officer	Funds (an open-end
615 E. Michigan St.		2001		(2016-present), Executive	investment
Milwaukee, WI				Vice President (1994-2017),	company) (2003-
53202				U.S. Bancorp Fund	2017); Trustee,
Year of Birth: 1962				Services, LLC.	USA MUTUALS
(an open-end
investment
company)
(2001-2018).

John P. Buckel	President	Indefinite Term;	N/A	Vice President,U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Since January 24,		Fund Services, LLC
Milwaukee, WI	Executive	2013		(2004-present).
53202	Officer
Year of Birth: 1957

Jennifer A. Lima	Vice	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Since January 24,		Fund Services, LLC
Milwaukee, WI	Treasurer	2013		(2002-present).
53202	and Principal
Year of Birth: 1974	Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite Term;	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI	Officer, Vice	2017		Services, LLC
53202	President and			(February 2017-present);
Year of Birth: 1985	Anti-Money			Vice President and
	Laundering			Assistant CCO, Heartland
	Officer			Advisors, Inc. (December
2016-January 2017);
Vice President and CCO,
Heartland Group, Inc.
(May 2016-November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016-November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016-April 2016), Senior
Legal and Compliance
Counsel (2013-2015),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Since July 22,		U.S. Bancorp Fund
Milwaukee, WI		2019		Services, LLC
53202				(2019-present); Partner,
Year of Birth: 1970				Practus, LLP (2018-2019);
Counsel, Drinker Biddle &
Reath (2016-2018); Counsel,
Huntington Bancshares Inc.
(2011-2015).
*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Officers

Kelly A. Burns	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since April 23,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2011-present).
Year of Birth: 1987

Melissa Aguinaga	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2010-present).
Year of Birth: 1987

Laura A. Carroll	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since August 20,		U.S. Bancorp Fund
Milwaukee, WI		2018		Services, LLC
53202				(2007-present).
Year of Birth: 1985

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

(This Page Intentionally Left Blank.)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAM.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date: 4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date: 4/29/2020

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date: 4/29/2020

* Print the name and title of each signing officer under his or her signature.